UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22025

Voya Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2016

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Emerging Markets Corporate Debt Fund

Voya Emerging Markets Hard Currency Debt Fund

Voya Emerging Markets Local Currency Debt Fund

Voya Investment Grade Credit Fund

Voya Securitized Credit Fund

The schedules are not audited.

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 91.6%
		Argentina: 2.5%
1,000,000	#	Banco Macro SA, 6.750%, 11/04/26	$950,000	1.0
500,000	#	YPF SA, 8.500%, 03/23/21	537,550	0.5
500,000		YPF SA, 8.750%, 04/04/24	519,500	0.5
500,000	#	YPF SA, 8.750%, 04/04/24	519,500	0.5
			2,526,550	2.5

		Austria: 0.7%
750,000	#	BRF GmbH, 4.350%, 09/29/26	695,625	0.7

		Brazil: 8.7%
500,000		Banco do Brasil SA/Cayman, 6.000%, 01/22/20	531,250	0.5
1,125,000		Banco do Brasil SA/Cayman, 9.250%, 10/31/49	1,096,875	1.1
550,000		Braskem Finance Ltd., 6.450%, 02/03/24	581,625	0.6
600,000		Fibria Overseas Finance Ltd., 5.250%, 05/12/24	601,500	0.6
725,000		Itau Unibanco Holding SA/Cayman Island, 5.500%, 08/06/22	736,818	0.7
500,000	#	Minerva Luxembourg SA, 6.500%, 09/20/26	483,750	0.5
350,000	L	Petrobras Global Finance BV, 6.250%, 03/17/24	336,595	0.3
600,000		Petrobras Global Finance BV, 6.750%, 01/27/41	507,000	0.5
1,000,000		Petrobras Global Finance BV, 7.250%, 03/17/44	887,700	0.9
1,000,000		Petrobras Global Finance BV, 8.375%, 05/23/21	1,080,000	1.1
1,000,000	#	St Marys Cement, Inc. Canada, 5.750%, 01/28/27	963,750	1.0
600,000		Suzano Trading Ltd., 5.875%, 01/23/21	622,920	0.6
250,000		Vale Overseas Ltd., 4.375%, 01/11/22	246,250	0.3
			8,676,033	8.7

		Canada: 0.8%
750,000		First Quantum Minerals Ltd., 6.750%, 02/15/20	751,875	0.8

		Chile: 5.1%
1,500,000		Celulosa Arauco y Constitucion SA, 4.750%, 01/11/22	1,562,500	1.6
500,000	#,L	Cencosud SA, 5.150%, 02/12/25	505,604	0.5
400,000		Cencosud SA, 5.500%, 01/20/21	430,782	0.4
600,000	#	Inversiones CMPC SA, 4.500%, 04/25/22	609,889	0.6
500,000		Inversiones CMPC SA, 4.750%, 09/15/24	512,439	0.5
500,000	#	Itau CorpBanca, 3.875%, 09/22/19	516,158	0.5
450,000		Telefonica Chile SA, 3.875%, 10/12/22	453,490	0.5
500,000	#	Telefonica Chile SA, 3.875%, 10/12/22	503,878	0.5
			5,094,740	5.1

		China: 4.4%
950,000		Bank of China Ltd, 5.000%, 11/13/24	986,890	1.0
300,000		China Overseas Finance Cayman II Ltd., 5.500%, 11/10/20	323,476	0.3
700,000		CNOOC Finance 2013 Ltd., 3.000%, 05/09/23	676,606	0.7
650,000		CNOOC Finance 2015 USA LLC, 3.500%, 05/05/25	632,901	0.6
500,000	#	CNOOC Curtis Funding No 1 Pty Ltd, 4.500%, 10/03/23	525,837	0.5
1,200,000		Country Garden Holdings Co. Ltd., 7.500%, 03/09/20	1,280,024	1.3
			4,425,734	4.4

		Colombia: 4.7%
1,500,000	#	Banco de Bogota SA, 6.250%, 05/12/26	1,533,750	1.5
850,000	L	Bancolombia SA, 5.950%, 06/03/21	924,630	0.9
600,000		Ecopetrol SA, 5.375%, 06/26/26	598,500	0.6
750,000		Ecopetrol SA, 5.875%, 05/28/45	651,750	0.7
963,000	#	Empresa de Energia de Bogota SA ESP, 6.125%, 11/10/21	994,298	1.0
			4,702,928	4.7

		Hong Kong: 3.8%
250,000		Hutchison Whampoa International 11 Ltd., 4.625%, 01/13/22	268,228	0.3
900,000	L	Hutchison Whampoa International 12 Ltd., 6.000%, 04/29/49	911,250	0.9
1,050,000	#	Hutchison Whampoa International 12 Ltd., 6.000%, 05/29/49	1,063,125	1.1
750,000		Li & Fung Ltd., 5.250%, 05/13/20	801,407	0.8
350,000		Swire Pacific MTN Financing Ltd., 4.500%, 10/09/23	374,140	0.4

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Hong Kong: (continued)
300,000		Swire Pacific MTN Financing Ltd., 4.500%, 02/28/22	$322,145	0.3
			3,740,295	3.8

		Hungary: 1.2%
1,100,000		MOL Group Finance SA, 6.250%, 09/26/19	1,196,448	1.2

		India: 7.4%
1,000,000	#	Axis Bank Ltd./Dubai, 2.875%, 06/01/21	979,289	1.0
1,000,000	#	Bharti Airtel International Netherlands BV, 5.350%, 05/20/24	1,049,460	1.1
1,000,000	#	Bharti Airtel Ltd, 4.375%, 06/10/25	986,656	1.0
450,000	#	ICICI Bank Ltd./Dubai, 4.700%, 02/21/18	461,277	0.5
500,000		ICICI Bank Ltd., 6.375%, 04/30/22	503,732	0.5
900,000		ICICI Bank Ltd/Dubai, 4.800%, 05/22/19	948,597	0.9
500,000	#	Reliance Holdings USA, Inc., 4.500%, 10/19/20	527,455	0.5
800,000		Reliance Holdings USA, Inc., 5.400%, 02/14/22	865,021	0.9
408,000	#	Reliance Industries Ltd., 5.875%, 02/28/49	404,430	0.4
600,000		Vedanta Resources PLC, 7.125%, 05/31/23	588,750	0.6
			7,314,667	7.4

		Israel: 2.4%
850,000	#	Israel Electric Corp. Ltd., 6.875%, 06/21/23	979,944	1.0
725,000		Israel Electric Corp. Ltd., 7.250%, 01/15/19	786,240	0.8
500,000		Israel Electric Corp. Ltd, 6.875%, 06/21/23	576,437	0.6
			2,342,621	2.4

		Jamaica: 2.5%
1,150,000		Digicel Group Ltd., 8.250%, 09/30/20	992,416	1.0
1,250,000		Digicel Ltd., 6.000%, 04/15/21	1,136,513	1.2
350,000	#	Digicel Ltd., 6.000%, 04/15/21	318,223	0.3
			2,447,152	2.5

		Luxembourg: 0.9%
900,000		Altice Financing SA, 7.500%, 05/15/26	938,250	0.9

		Mexico: 9.2%
950,000		Alfa SAB de CV, 6.875%, 03/25/44	928,625	0.9
700,000		BBVA Bancomer SA/Texas, 6.750%, 09/30/22	764,750	0.8
775,000	#	BBVA Bancomer SA/Texas, 6.750%, 09/30/22	846,687	0.8
250,000		Cemex SAB de CV, 5.700%, 01/11/25	252,500	0.3
1,000,000	#	Cemex SAB de CV, 5.700%, 01/11/25	1,010,000	1.0
500,000	#	Cemex SAB de CV, 7.750%, 04/16/26	555,000	0.6
300,000	#	Mexichem SAB de CV, 4.875%, 09/19/22	313,500	0.3
500,000		Mexichem SAB de CV, 5.875%, 09/17/44	448,125	0.4
400,000	#	Mexichem SAB de CV, 5.875%, 09/17/44	358,500	0.4
800,000		Nemak SA de CV, 5.500%, 02/28/23	798,000	0.8
800,000	#	Nemak SA de CV, 5.500%, 02/28/23	798,000	0.8
500,000		Petroleos Mexicanos, 4.875%, 01/18/24	486,055	0.5
325,000		Petroleos Mexicanos, 5.625%, 01/23/46	270,969	0.3
300,000		Petroleos Mexicanos, 5.625%, 01/23/46	250,125	0.3
1,000,000	#	Petroleos Mexicanos, 6.500%, 03/13/27	1,032,750	1.0
			9,113,586	9.2

		Morocco: 2.3%
500,000	#	OCP SA, 4.500%, 10/22/25	479,407	0.5
750,000		OCP SA, 5.625%, 04/25/24	778,468	0.8
1,050,000		OCP SA, 6.875%, 04/25/44	1,061,160	1.0
			2,319,035	2.3

		Peru: 6.7%
750,000		Banco de Credito del Peru/Panama, 5.375%, 09/16/20	811,875	0.8
750,000		Banco de Credito del Peru/Panama, 6.125%, 04/24/27	812,625	0.8
500,000		Banco de Credito del Peru/Panama, 6.875%, 09/16/26	559,500	0.6
950,000		Banco Internacional del Peru SAA Interbank, 6.625%, 03/19/29	1,007,000	1.0
1,300,000	#	Cementos Pacasmayo SAA, 4.500%, 02/08/23	1,306,500	1.3
500,000		Corp Financiera de Desarrollo SA, 4.750%, 02/08/22	525,000	0.5
600,000	#	Corp Financiera de Desarrollo SA, 4.750%, 07/15/25	626,250	0.6
350,000		Southern Copper Corp., 5.250%, 11/08/42	321,861	0.3
600,000		Southern Copper Corp., 5.875%, 04/23/45	590,848	0.6

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Peru: (continued)
125,000		Southern Copper Corp., 6.750%, 04/16/40	$135,314	0.2
			6,696,773	6.7

		Qatar: 0.6%
517,000		Ooredoo International Finance Ltd., 4.750%, 02/16/21	551,934	0.6

		Russia: 10.6%
500,000		Alfa Bank AO Via Alfa Bond Issuance PLC, 7.750%, 04/28/21	566,695	0.6
1,010,000		ALROSA Finance SA, 7.750%, 11/03/20	1,143,027	1.2
1,000,000	#	Credit Bank of Moscow Via CBOM Finance PLC, 5.875%, 11/07/21	1,001,250	1.0
500,000		Credit Bank of Moscow Via CBOM Finance PLC, 8.700%, 11/13/18	511,817	0.5
800,000		Everaz Group SA, 8.250%, 01/28/21	881,040	0.9
1,250,000		Gazprom Neft OAO Via GPN Capital SA, 4.375%, 09/19/22	1,239,588	1.2
900,000		Gazprom OAO Via Gaz Capital SA, 6.510%, 03/07/22	996,412	1.0
100,000	#	Gazprom OAO Via Gaz Capital SA, 9.250%, 04/23/19	113,472	0.1
500,000		Lukoil International Finance BV, 6.125%, 11/09/20	543,348	0.6
750,000		MMC Norilsk Nickel OJSC via MMC Finance DAC, 5.550%, 10/28/20	800,278	0.8
500,000	#	MMC Norilsk Nickel OJSC via MMC Finance DAC, 5.550%, 10/28/20	533,518	0.5
1,050,000		Mobile Telesystems OJSC via MTS International Funding Ltd., 8.625%, 06/22/20	1,208,550	1.2
900,000		VTB Bank OJSC Via VTB Capital SA, 6.950%, 10/17/22	971,260	1.0
			10,510,255	10.6

		Singapore: 1.9%
1,000,000	#	Oversea-Chinese Banking Corp. Ltd., 4.000%, 10/15/24	1,027,555	1.0
900,000		Oversea-Chinese Banking Corp. Ltd., 4.250%, 06/19/24	906,611	0.9
			1,934,166	1.9

		South Africa: 3.3%
1,000,000		AngloGold Ashanti Holdings PLC, 5.125%, 08/01/22	997,850	1.0
750,000		AngloGold Ashanti Holdings PLC, 6.500%, 04/15/40	678,750	0.7
550,000		Gold Fields Orogen Holding BVI Ltd., 4.875%, 10/07/20	543,400	0.5
1,075,000		Sasol Financing International PLC, 4.500%, 11/14/22	1,070,721	1.1
			3,290,721	3.3

		South Korea: 2.0%
1,925,000	#	Woori Bank Co. Ltd., 4.750%, 04/30/24	1,947,988	2.0

		Sweden: 1.1%
1,000,000		Millicom International Cellular SA, 6.625%, 10/15/21	1,057,450	1.1

		Thailand: 1.4%
900,000	#	PTT Exploration & Production PCL, 4.875%, 12/29/49	911,487	0.9
250,000		PTTEP Canada International Finance Ltd., 5.692%, 04/05/21	277,104	0.3
200,000		PTTEP Canada International Finance Ltd., 6.350%, 06/12/42	241,277	0.2
			1,429,868	1.4

		Turkey: 3.7%
300,000		Akbank TAS, 5.125%, 03/31/25	273,000	0.3
625,000	#	Coca-Cola Icecek AS, 4.750%, 10/01/18	645,503	0.6
750,000		Turkiye Garanti Bankasi AS, 5.250%, 09/13/22	726,522	0.7
500,000		Turkiye Is Bankasi, 5.500%, 04/21/19	504,375	0.5
600,000		Turkiye Vakiflar Bankasi, 6.875%, 02/03/25	579,600	0.6
1,000,000	#	Turkiye Vakiflar Bankasi TAO, 5.500%, 10/27/21	952,500	1.0
			3,681,500	3.7

		United Arab Emirates: 2.9%
1,000,000	#	Abu Dhabi National Energy Co. PJSC, 4.375%, 06/22/26	1,008,060	1.0
980,000		DP World Ltd., 6.850%, 07/02/37	1,049,556	1.0
850,000		National Bank of Abu Dhabi, 5.250%, 12/29/49	861,370	0.9
			2,918,986	2.9

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: 0.8%
750,000		Cemex Finance LLC, 6.000%, 04/01/24	$772,500	0.8

	Total Corporate Bonds/Notes (Cost $89,346,143)		91,077,680	91.6

FOREIGN GOVERNMENT BONDS: 2.0%
		Argentina: 1.1%
1,000,000	#	Argentine Republic Government International Bond, 6.875%, 04/22/21	1,067,500	1.1

		Kazakhstan: 0.9%
875,000		Kazakhstan Government International Bond, 5.125%, 07/21/25	937,919	0.9

	Total Foreign Government Bonds (Cost $1,891,810)		2,005,419	2.0

	Total Long-Term Investments (Cost $91,237,953)		93,083,099	93.6

SHORT-TERM INVESTMENTS: 6.7%
		U.S. Government Agency Obligations: 2.0%
2,000,000	Z	Federal Home Loan Bank Notes, 0.330%, 01/25/17
		(Cost $1,999,393)	1,999,548	2.0

		U.S. Treasury Bills: 2.5%
500,000	Z	United States Treasury Bill, 0.420%, 02/09/17	499,773	0.5
2,000,000	Z	United States Treasury Bill, 0.480%, 03/23/17	1,997,834	2.0
			2,497,607	2.5

		Securities Lending Collateralcc: 1.5%
1,000,000		Citigroup, Inc., Repurchase Agreement dated 12/30/16, 0.53%, due 01/03/17 (Repurchase Amount $1,000,058, collateralized by various U.S. Government Agency Obligations, 2.000%-8.500%, Market Value plus accrued interest $1,020,000, due 12/01/17-01/01/47)	1,000,000	1.0
499,004		HSBC Securities USA, Repurchase Agreement dated 12/30/16, 0.45%, due 01/03/17 (Repurchase Amount $499,029, collateralized by various U.S. Government Securities, 0.875%-3.000%, Market Value plus accrued interest $508,984, due 05/15/17-05/15/46)	499,004	0.5
			1,499,004	1.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.7%
695,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.420%††
	(Cost $695,000)	695,000	0.7

	Total Short-Term Investments (Cost $6,690,831)	6,691,159	6.7

	Total Investments in Securities (Cost $97,928,784)	$99,774,258	100.3
	Liabilities in Excess of Other Assets	(264,436)	(0.3)
	Net Assets	$99,509,822	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of December 31, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at December 31, 2016.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

Cost for federal income tax purposes is $98,033,803.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,668,314
Gross Unrealized Depreciation	(927,859)

Net Unrealized Appreciation	$1,740,455

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Sector Diversification	Percentage of Net Assets
Financial	28.6%
Energy	17.9
Basic Materials	16.3
Communications	9.4
Industrial	5.0
Utilities	4.4
Diversified	3.9
Consumer, Non-cyclical	3.7
Consumer, Cyclical	2.4
Foreign Government Bonds	2.0
U.S. Government Agency Obligations	2.0
Short-Term Investments	2.2
U.S. Treasury Bills	2.5
Liabilities in Excess of Other Assets	(0.3)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2016
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$91,077,680	$–	$91,077,680
Short-Term Investments	695,000	5,996,159	–	6,691,159
Foreign Government Bonds	–	2,005,419	–	2,005,419
Total Investments, at fair value	$695,000	$99,079,258	$–	$99,774,258
Other Financial Instruments+
Futures	38,371	–	–	38,371
OTC Swaps	–	878,872	–	878,872
Total Assets	$733,371	$99,958,130	$–	$100,691,501
Liabilities Table
Other Financial Instruments+
Futures	$(40,514)	$–	$–	$(40,514)
Total Liabilities	$(40,514)	$–	$–	$(40,514)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2016, the following futures contracts were outstanding for Voya Emerging Markets Corporate Debt Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 10-Year Note	24	03/22/17	$2,982,750	$(12,454)
U.S. Treasury 2-Year Note	3	03/31/17	650,063	(537)
U.S. Treasury 5-Year Note	68	03/31/17	8,001,156	(26,896)
U.S. Treasury Ultra Long Bond	1	03/22/17	160,250	(627)
			$11,794,219	$(40,514)
Short Contracts
U.S. Treasury Long Bond	(12)	03/22/17	(1,807,875)	17,834
U.S. Treasury Ultra 10-Year Note	(27)	03/22/17	(3,619,687)	20,537
			$(5,427,562)	$38,371

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

At December 31, 2016, the following over-the-counter credit default swaps were outstanding for Voya Emerging Markets Corporate Debt Fund:

Credit Default Swaps on Credit Indices - Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CDX Emerging Markets Series 26, Version 1	Buy	(1.000)	12/20/21	USD	14,000,000	$878,872	$1,072,974	$(194,102)
							$878,872	$1,072,974	$(194,102)

(1)	If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2016 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$38,371
Credit contracts	Credit default swaps	878,872
Total Asset Derivatives		$917,243

Liability Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$40,514
Total Liability Derivatives		$40,514

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at December 31, 2016:

Barclays Bank PLC
Assets:
OTC Credit default swaps	$878,872
Total Assets	$878,872

Net OTC derivative instruments by counterparty, at fair value	$878,872

Total collateral pledged by the Fund/(Received from counterparty)	$(878,872)

Net Exposure(1)(2)	$-

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

(2) At December 31, 2016, the Fund received $1,010,000 in cash collateral from Barclays Bank PLC. Excess cash collateral is not shown for financial reporting purposes.

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 27.2%
		Argentina: 1.1%
1,000,000	#	YPF SA, 8.500%, 03/23/21	$1,075,100	0.7
500,000	#	YPF SA, 8.750%, 04/04/24	519,500	0.4
			1,594,600	1.1

		Brazil: 2.7%
750,000		Banco Nacional de Desenvolvimento Economico e Social, 5.500%, 07/12/20	780,622	0.5
800,000	#	Banco Nacional de Desenvolvimento Economico e Social, 5.750%, 09/26/23	806,184	0.5
250,000	#	Minerva Luxembourg SA, 6.500%, 09/20/26	241,875	0.2
2,000,000		Petrobras Global Finance BV, 8.750%, 05/23/26	2,162,500	1.5
			3,991,181	2.7

		Chile: 2.7%
1,500,000	#,L	Corp Nacional del Cobre de Chile, 4.250%, 07/17/42	1,359,025	0.9
2,000,000	#	Empresa Nacional del Petroleo, 3.750%, 08/05/26	1,872,636	1.3
750,000		Enersis Americas SA, 4.000%, 10/25/26	717,195	0.5
			3,948,856	2.7

		Croatia: 0.7%
975,000	#	Hrvatska Elektroprivreda, 5.875%, 10/23/22	1,031,196	0.7

		Georgia: 0.7%
1,000,000	#	Georgian Oil and Gas Corp. JSC, 6.750%, 04/26/21	1,046,250	0.7

		Indonesia: 2.8%
750,000		Pertamina Persero PT, 4.300%, 05/20/23	748,753	0.5
1,250,000		Pertamina Persero PT, 5.625%, 05/20/43	1,156,349	0.8
2,000,000		Perusahaan Listrik Negara PT, 5.500%, 11/22/21	2,150,000	1.5
			4,055,102	2.8

		Kazakhstan: 0.6%
1,000,000	#	Development Bank of Kazakhstan JSC, 4.125%, 12/10/22	967,040	0.6

		Mexico: 9.8%
1,000,000	#	Banco Nacional de Comercio Exterior SNC/Cayman Islands, 3.800%, 08/11/26	938,750	0.6
2,000,000	#	Banco Nacional de Comercio Exterior SNC, 4.375%, 10/14/25	1,965,000	1.3
500,000	#	Cemex SAB de CV, 7.750%, 04/16/26	555,000	0.4
1,000,000	#	Comision Federal de Electricidad, 4.750%, 02/23/27	962,500	0.7
500,000	#	Comision Federal de Electricidad, 5.750%, 02/14/42	466,250	0.3
1,000,000	#	Mexico City Airport Trust, 4.250%, 10/31/26	982,500	0.7
1,000,000	#	Mexico City Airport Trust, 5.500%, 10/31/46	902,500	0.6
1,750,000		Petroleos Mexicanos, 4.500%, 01/23/26	1,598,625	1.1
471,000		Petroleos Mexicanos, 4.875%, 01/18/24	457,864	0.3
2,000,000		Petroleos Mexicanos, 5.500%, 06/27/44	1,674,400	1.1
1,000,000	#	Petroleos Mexicanos, 6.750%, 09/21/47	947,300	0.7
2,750,000	#	Petroleos Mexicanos, 6.875%, 08/04/26	2,908,125	2.0
			14,358,814	9.8

		Panama: 1.0%
400,000	#	AES Panama SRL, 6.000%, 06/25/22	416,000	0.3
1,000,000	#	Autoridad del Canal de Panama, 4.950%, 07/29/35	1,060,000	0.7
			1,476,000	1.0

		Peru: 0.7%
1,000,000		Fondo MIVIVIENDA SA, 3.500%, 01/31/23	990,000	0.7

		Russia: 1.1%
1,500,000		Vnesheconombank Via VEB Finance PLC, 6.025%, 07/05/22	1,574,220	1.1

		South Africa: 1.5%
1,000,000	#	Eskom Holdings SOC Ltd., 7.125%, 02/11/25	1,011,000	0.7
1,250,000	#	Transnet SOC Ltd., 4.000%, 07/26/22	1,196,953	0.8
			2,207,953	1.5

		Trinidad And Tobago: 0.2%
343,750		Petroleum Co. of Trinidad & Tobago Ltd., 6.000%, 05/08/22	339,804	0.2

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Turkey: 0.7%
1,000,000	#	KOC Holding AS, 5.250%, 03/15/23	$989,510	0.7

		Venezuela: 0.9%
1,000,000		Petroleos de Venezuela SA, 9.000%, 11/17/21	533,850	0.3
1,750,000		Petroleos de Venezuela SA, 9.750%, 05/17/35	837,813	0.6
			1,371,663	0.9

	Total Corporate Bonds/Notes (Cost $40,733,408)		39,942,189	27.2

U.S. TREASURY OBLIGATIONS: 0.0%
		U.S. Treasury Notes: 0.0%
18,000		1.750%, due 01/31/23	17,568	0.0

	Total U.S. Treasury Obligations (Cost $18,000)		17,568	0.0

FOREIGN GOVERNMENT BONDS: 62.3%
		Angola: 0.7%
1,000,000	#	Angolan Government International Bond, 9.500%, 11/12/25	970,975	0.7

		Argentina: 5.5%
1,402,038	±,L	Argentina Government International Bond, 8.280%, 12/31/33	1,503,686	1.0
2,000,000	#,L	Argentine Republic Government International Bond, 6.625%, 07/06/28	1,965,600	1.4
1,500,000	#	Argentine Republic Government International Bond, 7.125%, 07/06/36	1,430,625	1.0
2,000,000	#	Argentine Republic Government International Bond, 7.500%, 04/22/26	2,105,000	1.4
1,000,000	#,L	Argentine Republic Government International Bond, 7.625%, 04/22/46	1,002,500	0.7
			8,007,411	5.5

		Armenia: 0.5%
751,000	#	Republic of Armenia International Bond, 6.000%, 09/30/20	777,736	0.5

		Azerbaijan: 0.3%
500,000		Republic of Azerbaijan, 4.750%, 03/18/24	498,640	0.3

		Brazil: 1.5%
2,500,000		Brazilian Government International Bond, 2.625%, 01/05/23	2,231,250	1.5

		Colombia: 1.9%
400,000		Colombia Government International Bond, 2.625%, 03/15/23	378,000	0.2
500,000		Colombia Government International Bond, 6.125%, 01/18/41	542,500	0.4
1,500,000		Colombia Government International Bond, 8.125%, 05/21/24	1,880,625	1.3
			2,801,125	1.9

		Costa Rica: 1.0%
1,100,000	#	Costa Rica Government International Bond, 4.250%, 01/26/23	1,009,250	0.7
600,000	#	Costa Rica Government International Bond, 5.625%, 04/30/43	478,500	0.3
			1,487,750	1.0

		Croatia: 1.8%
2,025,000		Croatia Government International Bond, 5.500%, 04/04/23	2,142,875	1.5
500,000	#	Croatia Government International Bond, 5.500%, 04/04/23	529,105	0.3
			2,671,980	1.8

		Dominican Republic: 3.1%
1,500,000	#	Dominican Republic International Bond, 5.500%, 01/27/25	1,453,890	1.0
750,000		Dominican Republic International Bond, 5.875%, 04/18/24	753,795	0.5
750,000	#,L	Dominican Republic International Bond, 6.600%, 01/28/24	785,625	0.5
1,500,000	#	Dominican Republic International Bond, 6.875%, 01/29/26	1,564,650	1.1
			4,557,960	3.1

		Ecuador: 0.8%
1,000,000		Ecuador Government International Bond, 10.750%, 03/28/22	1,087,500	0.8

		Egypt: 1.3%
1,130,000		Egypt Government International Bond, 5.750%, 04/29/20	1,145,650	0.8
750,000	#	Egypt Government International Bond, 5.875%, 06/11/25	683,790	0.5
			1,829,440	1.3

		El Salvador: 0.6%
1,000,000	#	El Salvador Government International Bond, 6.375%, 01/18/27	925,000	0.6

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Gabon: 0.5%
737,000	#	Gabonese Republic, 6.375%, 12/12/24	$689,795	0.5

		Ghana: 0.6%
750,000	#	Ghana Government International Bond, 9.250%, 09/15/22	804,386	0.6

		Guatemala: 0.2%
250,000		Guatemala Government Bond, 8.125%, 10/06/34	318,750	0.2

		Hungary: 3.0%
1,250,000		Hungary Government International Bond, 5.375%, 02/21/23	1,357,094	0.9
750,000		Hungary Government International Bond, 6.250%, 01/29/20	822,082	0.6
500,000		Hungary Government International Bond, 7.625%, 03/29/41	701,375	0.5
1,500,000	#	Magyar Export-Import Bank Zrt, 4.000%, 01/30/20	1,542,652	1.0
			4,423,203	3.0

		Indonesia: 2.6%
1,500,000	#	Indonesia Government International Bond, 4.125%, 01/15/25	1,490,007	1.0
1,700,000		Indonesia Government International Bond, 8.500%, 10/12/35	2,313,941	1.6
			3,803,948	2.6

		Ivory Coast: 1.5%
2,425,500		Ivory Coast Government International Bond, 5.750%, 12/31/32	2,254,107	1.5

		Jamaica: 1.7%
1,750,000		Jamaica Government International Bond, 6.750%, 04/28/28	1,920,625	1.3
500,000		Jamaica Government International Bond, 8.000%, 03/15/39	557,775	0.4
			2,478,400	1.7

		Kazakhstan: 2.2%
1,000,000	#	KazAgro National Management Holding JSC, 4.625%, 05/24/23	939,710	0.6
2,000,000	#	Kazakhstan Government International Bond, 6.500%, 07/21/45	2,297,500	1.6
			3,237,210	2.2

		Kenya: 0.3%
500,000	#	Kenya Government International Bond, 6.875%, 06/24/24	474,471	0.3

		Lebanon: 1.6%
2,470,000		Lebanon Government International Bond, 6.100%, 10/04/22	2,402,026	1.6

		Mexico: 1.3%
1,000,000		Mexico Government International Bond, 4.000%, 10/02/23	1,004,800	0.7
1,000,000		Mexico Government International Bond, 4.350%, 01/15/47	860,000	0.6
			1,864,800	1.3

		Morocco: 1.2%
1,500,000		Morocco Government International Bond, 4.250%, 12/11/22	1,535,940	1.0
250,000	#	Morocco Government International Bond, 5.500%, 12/11/42	255,584	0.2
			1,791,524	1.2

		Namibia: 0.7%
1,000,000		Namibia International Bonds, 5.500%, 11/03/21	1,047,400	0.7

		Panama: 3.7%
1,000,000		Panama Government International Bond, 3.875%, 03/17/28	980,000	0.7
600,000	L	Panama Government International Bond, 4.300%, 04/29/53	540,000	0.4
1,000,000		Panama Government International Bond, 4.000%, 09/22/24	1,022,500	0.7
1,200,000		Panama Government International Bond, 5.200%, 01/30/20	1,291,800	0.9
1,250,000		Panama Government International Bond, 6.700%, 01/26/36	1,523,125	1.0
			5,357,425	3.7

		Paraguay: 0.8%
1,100,000		Republic of Paraguay, 4.625%, 01/25/23	1,116,566	0.8

		Peru: 0.7%
861,000		Peruvian Government International Bond, 5.625%, 11/18/50	977,235	0.7

		Philippines: 1.8%
1,000,000		Philippine Government International Bond, 6.375%, 01/15/32	1,275,755	0.9
1,000,000		Philippine Government International Bond, 7.750%, 01/14/31	1,410,732	0.9
			2,686,487	1.8

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Poland: 2.4%
1,750,000		Republic of Poland Government International Bond, 3.250%, 04/06/26	$1,683,525	1.2
750,000		Republic of Poland Government International Bond, 3.000%, 03/17/23	736,462	0.5
1,000,000		Republic of Poland Government International Bond, 5.125%, 04/21/21	1,092,340	0.7
			3,512,327	2.4

		Romania: 1.4%
500,000	#	Romanian Government International Bond, 4.375%, 08/22/23	515,800	0.4
1,310,000		Romanian Government International Bond, 6.750%, 02/07/22	1,494,804	1.0
			2,010,604	1.4

		Russia: 2.8%
2,000,000		Russian Foreign Bond - Eurobond, 4.750%, 05/27/26	2,052,200	1.4
2,000,000	#	Russian Foreign Bond - Eurobond, 4.875%, 09/16/23	2,113,366	1.4
			4,165,566	2.8

		South Africa: 0.6%
1,000,000		South Africa Government International Bond, 4.300%, 10/12/28	930,650	0.6

		Sri Lanka: 1.7%
500,000	#	Sri Lanka Government International Bond, 5.875%, 07/25/22	493,011	0.3
2,000,000	#	Sri Lanka Government International Bond, 6.825%, 07/18/26	1,972,180	1.4
			2,465,191	1.7

		Tanzania: 0.3%
388,890		Tanzania Government International Bond, 7.250%, 03/09/20	408,957	0.3

		Turkey: 2.9%
1,500,000		Turkey Government International Bond, 4.875%, 10/09/26	1,391,709	0.9
750,000		Turkey Government International Bond, 6.000%, 01/14/41	697,515	0.5
2,000,000		Turkey Government International Bond, 7.375%, 02/05/25	2,198,750	1.5
			4,287,974	2.9

		Ukraine: 2.0%
700,000	#	Ukraine Government International Bond, 4.790%, 05/31/40	214,018	0.2
441,000	#	Ukraine Government International Bond, 7.750%, 09/01/20	437,375	0.3
346,000	#	Ukraine Government International Bond, 7.750%, 09/01/21	339,263	0.3
346,000	#	Ukraine Government International Bond, 7.750%, 09/01/22	335,885	0.2
346,000	#	Ukraine Government International Bond, 7.750%, 09/01/23	333,025	0.2
346,000	#	Ukraine Government International Bond, 7.750%, 09/01/24	329,565	0.2
346,000	#	Ukraine Government International Bond, 7.750%, 09/01/25	326,001	0.2
346,000	#	Ukraine Government International Bond, 7.750%, 09/01/26	324,617	0.2
346,000	#	Ukraine Government International Bond, 7.750%, 09/01/27	323,237	0.2
			2,962,986	2.0

		Uruguay: 2.7%
2,150,000		Uruguay Government International Bond, 4.375%, 10/27/27	2,166,232	1.5
375,000		Uruguay Government International Bond, 4.500%, 08/14/24	391,875	0.3
785,000		Uruguay Government International Bond, 7.625%, 03/21/36	982,310	0.7
300,000		Uruguay Government International Bond, 8.000%, 11/18/22	373,500	0.2
			3,913,917	2.7

		Venezuela: 0.4%
1,250,000		Venezuela Government International Bond, 9.250%, 09/15/27	640,625	0.4

		Vietnam: 0.9%
1,200,000		Vietnam Government International Bond, 6.750%, 01/29/20	1,303,621	0.9

		Zambia: 0.8%
750,000	#	Zambia Government International Bond, 8.500%, 04/14/24	736,931	0.5

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Zambia: (continued)
500,000	#	Zambia Government International Bond, 8.970%, 07/30/27	$495,000	0.3
			1,231,931	0.8

	Total Foreign Government Bonds (Cost $91,835,518)		91,408,849	62.3

	Total Long-Term Investments (Cost $132,586,926)		131,368,606	89.5

SHORT-TERM INVESTMENTS: 12.4%
		Corporate Bonds/Notes: 0.3%
500,000		Petroleos de Venezuela SA, 5.250%, 04/12/17
		(Cost $483,052)	451,250	0.3

		U.S. Government Agency Obligations: 2.1%
2,000,000	Z	Federal Home Loan Bank Notes, 0.330%, 01/25/17	1,999,548	1.4
1,000,000	Z	Federal Home Loan Bank Notes, 0.460%, 02/03/17	999,578	0.7
			2,999,126	2.1

		U.S. Treasury Bills: 1.9%
750,000	Z	United States Treasury Bill, 0.420%, 02/09/17	749,660	0.5
2,000,000	Z	United States Treasury Bill, 0.480%, 03/16/17	1,998,020	1.4
			2,747,680	1.9

		Securities Lending Collateralcc: 3.7%
1,304,795		Citigroup, Inc., Repurchase Agreement dated 12/30/16, 0.53%, due 01/03/17 (Repurchase Amount $1,304,871, collateralized by various U.S. Government Agency Obligations, 2.000%-8.500%, Market Value plus accrued interest $1,330,891, due 12/01/17-01/01/47)	1,304,795	0.9
1,304,795		HSBC Securities USA, Repurchase Agreement dated 12/30/16, 0.46%, due 01/03/17 (Repurchase Amount $1,304,861, collateralized by various U.S. Government Securities, 1.375%-3.750%, Market Value plus accrued interest $1,330,898, due 11/30/18-11/15/43)	1,304,795	0.9
274,603		JPMorgan Chase & Co., Repurchase Agreement dated 12/30/16, 0.50%, due 01/03/17 (Repurchase Amount $274,618, collateralized by various U.S. Government Securities, 0.000%-1.375%, Market Value plus accrued interest $280,097, due 04/13/17-08/31/21)	274,603	0.1
1,304,795		Merrill Lynch & Co., Inc., Repurchase Agreement dated 12/30/16, 0.50%, due 01/03/17 (Repurchase Amount $1,304,866, collateralized by various U.S. Government Agency Obligations, 1.742%-6.000%, Market Value plus accrued interest $1,330,891, due 08/01/22-01/15/49)	1,304,795	0.9
1,304,795		RBC Dominion Securities Inc., Repurchase Agreement dated 12/30/16, 0.52%, due 01/03/17 (Repurchase Amount $1,304,869, collateralized by various U.S. Government Agency Obligations, 0.875%-7.000%, Market Value plus accrued interest $1,330,891, due 02/13/17-01/01/47)	1,304,795	0.9
			5,493,783	3.7

		Foreign Government Bonds: 0.4%
500,000		Pakistan Government International Bond, 6.875%, 06/01/17
		(Cost $498,125)	507,625	0.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.0%
5,906,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.420%††
	(Cost $5,906,000)	5,906,000	4.0

	Total Short-Term Investments (Cost $18,127,440)	18,105,464	12.4

	Total Investments in Securities (Cost $150,714,366)	$149,474,070	101.9
	Liabilities in Excess of Other Assets	(2,820,740)	(1.9)
	Net Assets	$146,653,330	100.0

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of December 31, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at December 31, 2016.
±	Defaulted security
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

Cost for federal income tax purposes is $150,890,775.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$3,748,330
Gross Unrealized Depreciation	(5,165,035)

Net Unrealized Depreciation	$(1,416,705)

Sector Diversification	Percentage of Net Assets
Foreign Government Bonds	62.7%
Energy	12.5
Financial	5.3
Utilities	4.7
Industrial	3.2
Basic Materials	0.9
Diversified	0.7
Consumer, Non-cyclical	0.2
U.S. Treasury Obligations	0.0
U.S. Treasury Bills	1.9
U.S. Government Agency Obligations	2.1
Short-Term Investments	7.7
Liabilities in Excess of Other Assets	(1.9)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2016
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$39,942,189	$–	$39,942,189
Short-Term Investments	5,906,000	12,199,464	–	18,105,464
U.S. Treasury Obligations	–	17,568	–	17,568
Foreign Government Bonds	–	91,408,849	–	91,408,849
Total Investments, at fair value	$5,906,000	$143,568,070	$–	$149,474,070
Other Financial Instruments+
Futures	64,369	–	–	64,369
OTC Swaps	–	871,817	–	871,817
Total Assets	$5,970,369	$144,439,887	$–	$150,410,256

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2016
Liabilities Table
Other Financial Instruments+
Futures	$(49,995)	$–	$–	$(49,995)
Total Liabilities	$(49,995)	$–	$–	$(49,995)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2016, the following futures contracts were outstanding for Voya Emerging Markets Hard Currency Debt Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	72	03/31/17	$15,601,500	$(14,759)
U.S. Treasury Ultra Long Bond	21	03/22/17	3,365,250	(35,236)
			$18,966,750	$(49,995)
Short Contracts
U.S. Treasury 10-Year Note	(3)	03/22/17	(372,844)	1,846
U.S. Treasury 5-Year Note	(33)	03/31/17	(3,882,914)	13,343
U.S. Treasury Long Bond	(26)	03/22/17	(3,917,063)	38,612
U.S. Treasury Ultra 10-Year Note	(12)	03/22/17	(1,608,750)	10,568
			$(9,781,571)	$64,369

At December 31, 2016, the following over-the-counter credit default swaps were outstanding for Voya Emerging Markets Hard Currency Debt Fund:

Credit Default Swaps on Credit Indices - Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CDX Emerging Markets Series 25, Version 1	Buy	(1.000)	06/20/21	USD	7,000,000	$406,848	$554,742	$(147,894)
JPMorgan Chase & Co.	CDX Emerging Markets Series 25, Version 1	Buy	(1.000)	06/20/21	USD	8,000,000	464,969	589,523	(124,554)
							$871,817	$1,144,265	$(272,448)

(1)	If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2016 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$64,369
Credit contracts	Credit default swaps	871,817
Total Asset Derivatives		$936,186

Liability Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$49,995
Total Liability Derivatives		$49,995

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at December 31, 2016:

	Barclays Bank PLC	JPMorgan Chase & Co.	Totals
Assets:
OTC Credit default swaps	$406,848	$464,969	$871,817
Total Assets	$406,848	$464,969	$871,817

Net OTC derivative instruments by counterparty, at fair value	$406,848	$464,969	871,817

Total collateral pledged by the Fund/(Received from counterparty)	$(406,848)	$-	$(406,848)
Net Exposure(1)(2)	$-	$464,969	$464,969

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

(2) At December 31, 2016, the Fund received $580,000 in cash collateral from Barclays Bank PLC. Excess cash collateral is not shown for financial reporting purposes.

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.6%
		United States: 0.6%
MXN	11,000,000	General Electric Co., 8.500%, 04/06/18	$537,842	0.6

		Total Corporate Bonds/Notes (Cost $782,418)	537,842	0.6

FOREIGN GOVERNMENT BONDS: 78.7%
		Brazil: 8.0%
BRL	6,000,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/18	1,820,901	2.1
BRL	1,200,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/19	363,028	0.4
BRL	15,729,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/21	4,654,034	5.5
			6,837,963	8.0

		Colombia: 6.6%
COP	2,700,000,000	Colombian TES, 7.000%, 05/04/22	916,818	1.1
COP	3,174,000,000	Colombian TES, 7.500%, 08/26/26	1,091,553	1.3
COP	500,000,000	Colombian TES, 7.000%, 09/11/19	169,842	0.2
COP	3,500,000,000	Colombian TES, 11.000%, 07/24/20	1,331,429	1.6
COP	5,306,000,000	Colombian TES, 10.000%, 07/24/24	2,090,859	2.4
			5,600,501	6.6

		Hungary: 4.8%
HUF	230,000,000	Hungary Government Bond, 3.500%, 06/24/20	845,510	1.0
HUF	50,000,000	Hungary Government Bond, 4.000%, 04/25/18	178,599	0.2
HUF	320,200,000	Hungary Government Bond, 6.000%, 11/24/23	1,346,708	1.5
HUF	150,000,000	Hungary Government Bond, 6.500%, 06/24/19	582,590	0.7
HUF	273,000,000	Hungary Government Bond, 7.000%, 06/24/22	1,176,655	1.4
			4,130,062	4.8

		Indonesia: 9.6%
IDR	10,950,000,000	Indonesia Treasury Bond, 7.000%, 05/15/22	790,156	0.9
IDR	10,000,000,000	Indonesia Treasury Bond, 7.000%, 05/15/27	704,960	0.8
IDR	15,000,000,000	Indonesia Treasury Bond, 8.250%, 06/15/32	1,111,929	1.3
IDR	13,970,000,000	Indonesia Treasury Bond, 8.250%, 07/15/21	1,064,916	1.3
IDR	17,087,000,000	Indonesia Treasury Bond, 8.375%, 03/15/24	1,300,629	1.5
IDR	15,000,000,000	Indonesia Treasury Bond, 8.375%, 03/15/34	1,122,286	1.3
IDR	16,000,000,000	Indonesia Treasury Bond, 9.000%, 03/15/29	1,255,892	1.5
IDR	9,481,000,000	Indonesia Treasury Bond, 11.000%, 09/15/25	834,708	1.0
			8,185,476	9.6

		Malaysia: 4.4%
MYR	780,000	Malaysia Government Bond, 3.418%, 08/15/22	168,178	0.2
MYR	6,980,000	Malaysia Government Bond, 3.480%, 03/15/23	1,493,586	1.8
MYR	1,599,000	Malaysia Government Bond, 3.492%, 03/31/20	354,672	0.4
MYR	2,510,000	Malaysia Government Bond, 3.955%, 09/15/25	542,976	0.6
MYR	1,494,000	Malaysia Government Bond, 4.160%, 07/15/21	338,800	0.4
MYR	2,000,000	Malaysia Government Bond, 4.181%, 07/15/24	441,962	0.5
MYR	1,800,000	Malaysia Government Bond, 4.392%, 04/15/26	400,184	0.5
			3,740,358	4.4

		Mexico: 7.2%
MXN	15,700,000	Mexican Bonos, 6.500%, 06/10/21	739,221	0.9
MXN	23,000,000	Mexican Bonos, 6.500%, 06/09/22	1,072,424	1.3
MXN	19,000,000	Mexican Bonos, 8.500%, 11/18/38	976,025	1.1
MXN	890,000	Mexican Bonos, 8.500%, 05/31/29	45,753	0.1
MXN	14,500,000	Mexican Bonos, 8.000%, 06/11/20	720,184	0.8
MXN	45,656,800	Mexican Bonos, 10.000%, 12/05/24	2,552,329	3.0
			6,105,936	7.2

		Peru: 2.9%
PEN	4,650,000	Peruvian Government International Bond, 6.350%, 08/12/28	1,367,032	1.6

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
			Peru: (continued)
PEN	405,000	#	Peruvian Government International Bond, 7.840%, 08/12/20	$131,338	0.1
PEN	3,000,000		Peruvian Government International Bond, 8.200%, 08/12/26	1,009,993	1.2
				2,508,363	2.9

			Philippines: 0.6%
PHP	26,000,000		Philippine Government International Bond, 3.900%, 11/26/22	483,782	0.6

			Poland: 8.2%
PLN	1,660,000		Republic of Poland Government Bond, 1.750%, 07/25/21	378,718	0.5
PLN	2,525,000		Republic of Poland Government Bond, 3.250%, 07/25/25	592,589	0.7
PLN	6,300,000		Republic of Poland Government Bond, 4.000%, 10/25/23	1,567,604	1.8
PLN	6,287,000		Republic of Poland Government Bond, 5.250%, 10/25/20	1,642,569	1.9
PLN	730,000		Republic of Poland Government Bond, 5.500%, 10/25/19	189,345	0.2
PLN	9,660,000		Republic of Poland Government Bond, 5.750%, 10/25/21	2,603,917	3.1
				6,974,742	8.2

			Romania: 3.1%
RON	1,275,000		Romania Government Bond, 2.250%, 02/26/20	299,140	0.3
RON	3,900,000		Romania Government Bond, 2.500%, 04/29/19	927,382	1.1
RON	2,560,000		Romania Government Bond, 5.850%, 04/26/23	685,907	0.8
RON	2,850,000		Romania Government Bond, 5.950%, 06/11/21	757,005	0.9
				2,669,434	3.1

			Russia: 5.1%
RUB	68,400,000		Russian Federal Bond - OFZ, 6.400%, 05/27/20	1,061,842	1.2
RUB	76,200,000		Russian Federal Bond - OFZ, 6.700%, 05/15/19	1,209,859	1.4
RUB	61,940,000		Russian Federal Bond - OFZ, 7.000%, 01/25/23	956,690	1.1
RUB	40,000,000		Russian Federal Bond - OFZ, 7.500%, 08/18/21	638,487	0.8
RUB	10,000,000		Russian Federal Bond - OFZ, 7.600%, 04/14/21	160,108	0.2
RUB	19,000,000		Russian Federal Bond - OFZ, 7.600%, 07/20/22	303,331	0.4
				4,330,317	5.1

			South Africa: 5.0%
ZAR	1,800,000		Kommunalbanken AS, 6.500%, 06/07/18	128,033	0.2
ZAR	15,303,122		Republic of South Africa Government Bond, 6.250%, 03/31/36	796,063	0.9
ZAR	17,000,000		Republic of South Africa Government Bond, 8.000%, 01/31/30	1,115,063	1.3
ZAR	500,000		Republic of South Africa Government Bond, 8.875%, 02/28/35	34,188	0.0
ZAR	26,950,000		Republic of South Africa Government Bond, 10.500%, 12/21/26	2,165,576	2.6
				4,238,923	5.0

			Supranational: 3.8%
ZAR	6,900,000		European Investment Bank, 8.125%, 12/21/26	478,071	0.6
ZAR	3,750,000		European Investment Bank, 8.375%, 07/29/22	271,889	0.3
ZAR	6,190,000		European Investment Bank, 8.500%, 09/17/24	441,191	0.5
ZAR	8,000,000		European Investment Bank, 9.000%, 12/21/18	590,185	0.7
ZAR	12,460,000		European Investment Bank, 9.000%, 03/31/21	924,510	1.1
ZAR	7,500,000		Nordic Investment Bank, 7.000%, 09/25/18	536,415	0.6
				3,242,261	3.8

			Thailand: 4.7%
THB	13,500,000		Thailand Government Bond, 3.450%, 03/08/19	391,046	0.5
THB	96,000,000		Thailand Government Bond, 3.625%, 06/16/23	2,863,205	3.3
THB	24,755,000		Thailand Government Bond, 3.850%, 12/12/25	756,988	0.9
				4,011,239	4.7

			Turkey: 4.7%
TRY	555,000		Turkey Government Bond, 7.100%, 03/08/23	129,902	0.1

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
			Turkey: (continued)
TRY	4,665,000		Turkey Government Bond, 8.000%, 03/12/25	$1,107,093	1.3
TRY	2,700,000		Turkey Government Bond, 8.700%, 07/11/18	749,468	0.9
TRY	485,000		Turkey Government Bond, 8.800%, 09/27/23	122,938	0.1
TRY	5,000,000		Turkey Government Bond, 9.500%, 01/12/22	1,339,704	1.6
TRY	2,020,000		Turkey Government Bond, 10.500%, 01/15/20	575,032	0.7
				4,024,137	4.7

		Total Foreign Government Bonds (Cost $78,870,797)		67,083,494	78.7

		Total Long-Term Investments (Cost $79,653,215)		67,621,336	79.3

SHORT-TERM INVESTMENTS: 16.6%
			Corporate Bonds/Notes: 0.7%
BRL	2,000,000		Banco do Brasil SA/Cayman, 9.750%, 07/18/17
			(Cost $628,416)	605,278	0.7

			U.S. Treasury Bills: 9.3%
	6,412,000	Z	United States Treasury Bill, 0.480%, 03/16/17	6,405,652	7.5
	1,500,000	Z	United States Treasury Bill, 0.480%, 03/23/17	1,498,376	1.8
				7,904,028	9.3

			Foreign Government Bonds: 4.8%
MYR	7,000,000		Asian Development Bank, 4.000%, 02/08/17	1,574,937	1.8
MYR	9,000,000		Export-Import Bank of Korea, 4.070%, 02/02/17	2,008,248	2.4
IDR	7,500,000,000		Inter-American Development Bank, 7.250%, 07/17/17	553,272	0.6
				4,136,457	4.8

Shares				Value	Percentage of Net Assets
			Mutual Funds: 1.8%
	1,500,000		BlackRock Liquidity Funds, FedFund, Institutional Class, 0.420%††
			(Cost $1,500,000)	$1,500,000	1.8

		Total Short-Term Investments (Cost $15,169,756)		14,145,763	16.6

		Total Investments in Securities (Cost $94,822,971)		$81,767,099	95.9
		Assets in Excess of Other Liabilities		3,482,810	4.1
		Net Assets		$85,249,909	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of December 31, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

BRL	Brazilian Real
COP	Colombian Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish New Lira
ZAR	South African Rand

Cost for federal income tax purposes is $95,080,050.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$574,211
Gross Unrealized Depreciation	(13,887,162)

Net Unrealized Depreciation	$(13,312,951)

Sector Diversification	Percentage of Net Assets
Foreign Government Bonds	83.5%
Industrial	0.6
Financial	0.7
Short-Term Investments	1.8
U.S. Treasury Bills	9.3
Assets in Excess of Other Liabilities	4.1
Net Assets	100.0%

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2016
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$537,842	$–	$537,842
Short-Term Investments	1,500,000	12,645,763	–	14,145,763
Foreign Government Bonds	–	67,083,494	–	67,083,494
Total Investments, at fair value	$1,500,000	$80,267,099	$–	$81,767,099
Other Financial Instruments+
Forward Foreign Currency Contracts	–	166,664	–	166,664
Futures	4,961	–	–	4,961
OTC Swaps	–	4,379	–	4,379
Total Assets	$1,504,961	$80,438,142	$–	$81,943,103
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(288,526)	$–	$(288,526)
Futures	(3,263)	–	–	(3,263)
Total Liabilities	$(3,263)	$(288,526)	$–	$(291,789)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2016, the following forward foreign currency contracts were outstanding for Voya Emerging Markets Local Currency Debt Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

The Bank of New York	Malaysian Ringgit	796,245	Buy	03/10/17	$180,101	$176,900	$(3,201)
Barclays Bank PLC	Thai Baht	96,061,943	Buy	03/10/17	2,697,248	2,681,684	(15,564)
BNP Paribas	Russian Ruble	14,101,380	Buy	01/27/17	214,135	228,183	14,048
BNP Paribas	Russian Ruble	14,022,147	Buy	01/27/17	213,233	226,900	13,667
Citibank N.A.	Brazilian Real	4,944,012	Buy	02/10/17	1,417,191	1,501,886	84,695
Citibank N.A.	Hungarian Forint	121,656,516	Buy	01/27/17	420,307	414,430	(5,877)
Citibank N.A.	Turkish Lira	4,401,190	Buy	01/27/17	1,319,845	1,241,455	(78,390)
Citibank N.A.	South African Rand	6,180,383	Buy	01/27/17	422,980	447,802	24,822
Goldman Sachs International	Romanian New Leu	343,744	Buy	01/27/17	81,978	79,785	(2,193)
HSBC Bank USA N.A.	Mexican Peso	17,116,986	Buy	02/10/17	825,782	821,077	(4,705)
HSBC Bank USA N.A.	Polish Zloty	9,111,081	Buy	01/27/17	2,222,947	2,176,223	(46,724)
JPMorgan Chase Bank N.A.	Mexican Peso	10,204,628	Buy	02/10/17	489,489	489,501	12
JPMorgan Chase Bank N.A.	South African Rand	42,866	Buy	01/27/17	2,957	3,105	148
							$(19,262)

Bank of America N.A.	South African Rand	4,970,516	Sell	01/27/17	$350,185	$360,141	$(9,956)
Barclays Bank PLC	Chilean Peso	228,171,892	Sell	02/10/17	335,967	339,697	(3,730)
Barclays Bank PLC	South Korean Won	500,737,390	Sell	03/10/17	428,780	414,685	14,095
Barclays Bank PLC	Philippine Peso	8,609,698	Sell	03/10/17	170,895	171,933	(1,038)
Citibank N.A.	Polish Zloty	1,746,188	Sell	01/27/17	420,307	417,085	3,222
Citibank N.A.	Colombian Peso	1,377,541,200	Sell	02/10/17	433,666	455,417	(21,751)
Citibank N.A.	Polish Zloty	805,720	Sell	01/27/17	191,768	192,450	(682)
JPMorgan Chase Bank N.A.	Russian Ruble	55,774,728	Sell	01/27/17	864,066	902,525	(38,459)
JPMorgan Chase Bank N.A.	Russian Ruble	877,306	Sell	01/27/17	13,615	14,196	(581)
Morgan Stanley Capital Services LLC	South African Rand	14,496,043	Sell	01/27/17	994,642	1,050,317	(55,675)
Morgan Stanley Capital Services LLC	Hungarian Forint	168,112,582	Sell	01/27/17	$584,641	$572,686	$11,955
							$(102,600)

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

At December 31, 2016, the following futures contracts were outstanding for Voya Emerging Markets Local Currency Debt Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury Long Bond	1	03/22/17	$150,656	$(1,342)
U.S. Treasury Ultra 10-Year Note	2	03/22/17	268,125	(1,921)
			$418,781	$(3,263)
Short Contracts
U.S. Treasury 10-Year Note	(2)	03/22/17	(248,563)	1,230
U.S. Treasury 2-Year Note	(3)	03/31/17	(650,062)	604
U.S. Treasury 5-Year Note	(3)	03/31/17	(352,992)	1,213
U.S. Treasury Ultra Long Bond	(1)	03/22/17	(160,250)	1,914
			$(1,411,867)	$4,961

At December 31, 2016, the following over-the-counter interest rate swaps were outstanding for Voya Emerging Markets Local Currency Debt Fund:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 8.280% and pay a floating rate based on the 3-month ZAR-JIBAR-SAFEX Counterparty: Barclays Bank PLC	09/30/24	ZAR	7,500,000	$4,379	$–	$4,379
				$4,379	$–	$4,379

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2016 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$166,664
Interest rate contracts	Futures contracts	4,961
Interest rate contracts	Interest rate swaps	4,379
Total Asset Derivatives		$176,004

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$288,526
Interest rate contracts	Futures contracts	3,263
Total Liability Derivatives		$291,789

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at December 31, 2016:

	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	The Bank of New York	Totals
Assets:
Forward foreign currency contracts	$-	$14,095	$27,715	$112,739	$-	$-	$160	$11,955	$-	$166,664
OTC Interest rate swaps	-	4,379	-	-	-	-	-	-	-	4,379
Total Assets	$-	$18,474	$27,715	$112,739	$-	$-	$160	$11,955	$-	$171,043

Liabilities:
Forward foreign currency contracts	$9,956	$20,332	$-	$106,700	$2,193	$51,429	$39,040	$55,675	$3,201	$288,526
Total Liabilities	$9,956	$20,332	$-	$106,700	$2,193	$51,429	$39,040	$55,675	$3,201	$288,526

Net OTC derivative instruments by counterparty, at fair value	$(9,956)	$(1,858)	$27,715	$6,039	$(2,193)	$(51,429)	$(38,880)	$(43,720)	$(3,201)	$(117,483)

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-

Net Exposure(1)	$(9,956)	$(1,858)	$27,715	$6,039	$(2,193)	$(51,429)	$(38,880)	$(43,720)	$(3,201)	$(117,483)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 94.0%
		Basic Materials: 2.0%
400,000	#	BHP Billiton Finance USA Ltd., 6.250%, 10/19/75	$434,680	0.3
650,000	#	CF Industries, Inc., 3.400%, 12/01/21	643,272	0.5
900,000	#	CF Industries, Inc., 4.500%, 12/01/26	885,075	0.6
812,000	#	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P., 3.400%, 12/01/26	810,400	0.6
			2,773,427	2.0

		Communications: 9.8%
623,000	#	21st Century Fox America, Inc., 4.750%, 11/15/46	626,101	0.5
392,000		AT&T, Inc., 4.125%, 02/17/26	397,123	0.3
173,000		AT&T, Inc., 4.550%, 03/09/49	157,380	0.1
434,000		AT&T, Inc., 4.750%, 05/15/46	411,976	0.3
536,000		AT&T, Inc., 4.800%, 06/15/44	507,418	0.4
17,000		AT&T, Inc., 5.350%, 09/01/40	17,489	0.0
672,000		CBS Corp., 2.900%, 01/15/27	623,707	0.5
567,000		CBS Corp., 4.000%, 01/15/26	576,950	0.4
608,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.579%, 07/23/20	620,375	0.5
556,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	643,908	0.5
496,000		Cisco Systems, Inc., 3.500%, 06/15/25	513,661	0.4
316,000		Comcast Corp., 2.350%, 01/15/27	291,977	0.2
614,000		Comcast Corp., 3.150%, 03/01/26	605,661	0.4
612,000		Comcast Corp., 3.375%, 08/15/25	615,550	0.4
761,000		Omnicom Group, Inc., 3.600%, 04/15/26	753,536	0.6
1,330,000	#	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 3.360%, 09/20/21	1,335,812	1.0
322,000		Telefonica Emisiones SAU, 3.192%, 04/27/18	326,689	0.2
196,000		Time Warner, Inc., 3.600%, 07/15/25	194,998	0.1
442,000		Time Warner, Inc., 3.800%, 02/15/27	439,031	0.3
730,000		Time Warner, Inc., 3.875%, 01/15/26	731,159	0.5
439,000		Time Warner, Inc., 4.900%, 06/15/42	439,959	0.3
680,000		Verizon Communications, Inc., 2.625%, 08/15/26	626,328	0.5
648,000		Verizon Communications, Inc., 3.500%, 11/01/24	646,217	0.5
257,000		Verizon Communications, Inc., 4.522%, 09/15/48	246,951	0.2
211,000		Verizon Communications, Inc., 4.862%, 08/21/46	214,229	0.2
233,000		Verizon Communications, Inc., 5.012%, 08/21/54	233,054	0.2
406,000		Verizon Communications, Inc., 5.150%, 09/15/23	449,104	0.3
			13,246,343	9.8

		Consumer, Cyclical: 8.1%
815,000		AutoZone, Inc., 3.125%, 04/21/26	784,713	0.6
550,000		CVS Health Corp., 3.500%, 07/20/22	565,221	0.4
294,000		CVS Health Corp., 3.875%, 07/20/25	303,435	0.2
464,000		CVS Health Corp., 5.125%, 07/20/45	518,114	0.4
800,000		Ford Motor Co., 4.346%, 12/08/26	808,826	0.6
383,000		Ford Motor Credit Co. LLC, 2.597%, 11/04/19	382,505	0.3
455,000		Ford Motor Credit Co. LLC, 3.096%, 05/04/23	439,546	0.3
300,000		Ford Motor Credit Co. LLC, 3.200%, 01/15/21	300,478	0.2
718,000		General Motors Co., 6.750%, 04/01/46	843,453	0.6
692,000		General Motors Financial Co., Inc., 5.250%, 03/01/26	729,067	0.5
969,000		McDonald's Corp., 4.700%, 12/09/35	1,026,728	0.8
370,000		Newell Rubbermaid, Inc., 3.900%, 11/01/25	373,572	0.3
806,000		Newell Rubbermaid, Inc., 5.375%, 04/01/36	908,728	0.7
466,000		NIKE, Inc., 3.875%, 11/01/45	459,524	0.4
552,000		Southwest Airlines Co., 2.650%, 11/05/20	553,467	0.4
870,000		Under Armour, Inc., 3.250%, 06/15/26	822,093	0.6

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
660,000		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/30	$637,725	0.5
455,000		United Airlines 2016-2 Class A Pass Through Trust, 3.100%, 04/07/30	432,819	0.3
			10,890,014	8.1

		Consumer, Non-cyclical: 13.8%
813,000		Abbott Laboratories, 3.750%, 11/30/26	808,599	0.6
1,010,000		Abbott Laboratories, 4.900%, 11/30/46	1,038,647	0.8
558,000		AbbVie, Inc., 2.500%, 05/14/20	558,273	0.4
596,000		AbbVie, Inc., 3.200%, 05/14/26	567,355	0.4
459,000		AbbVie, Inc., 3.600%, 05/14/25	454,853	0.3
857,000		Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/26	870,311	0.6
1,589,000		Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/46	1,712,909	1.3
524,000		Baxter International, Inc., 3.500%, 08/15/46	440,730	0.3
510,000		Constellation Brands, Inc., 3.700%, 12/06/26	500,840	0.4
470,000		Gilead Sciences, Inc., 4.750%, 03/01/46	486,494	0.4
543,000		JM Smucker Co, 4.375%, 03/15/45	539,854	0.4
932,000		Kellogg Co., 3.250%, 04/01/26	910,276	0.7
1,010,000		Kraft Heinz Foods Co., 4.375%, 06/01/46	952,309	0.7
478,000		Kraft Heinz Foods Co., 5.000%, 07/15/35	502,225	0.4
639,000		Kroger Co., 3.875%, 10/15/46	582,969	0.4
530,000		Kroger Co, 2.600%, 02/01/21	528,985	0.4
255,000		Laboratory Corp. of America Holdings, 3.600%, 02/01/25	254,002	0.2
205,000		Laboratory Corp. of America Holdings, 4.700%, 02/01/45	202,881	0.2
835,000		Medtronic, Inc., 4.625%, 03/15/45	903,364	0.7
1,205,000		Molson Coors Brewing Co., 3.000%, 07/15/26	1,139,728	0.8
680,000	#	Mondelez International Holdings Netherlands BV, 2.000%, 10/28/21	651,573	0.5
701,000	#	Mylan NV, 3.150%, 06/15/21	688,054	0.5
635,000		Reynolds American, Inc., 4.450%, 06/12/25	670,750	0.5
700,000		Shire Acquisitions Investments Ireland DAC, 2.400%, 09/23/21	676,298	0.5
650,000		Shire Acquisitions Investments Ireland DAC, 3.200%, 09/23/26	607,812	0.4
394,000		St Jude Medical, Inc., 3.875%, 09/15/25	397,131	0.3
584,000		Stryker Corp., 3.500%, 03/15/26	589,816	0.4
458,000		Thermo Fisher Scientific, Inc., 3.000%, 04/15/23	450,301	0.3
			18,687,339	13.8

		Energy: 13.0%
844,000	L	Anadarko Petroleum Corp., 5.550%, 03/15/26	945,110	0.7
1,300,000		Boardwalk Pipelines L.P., 5.950%, 06/01/26	1,412,783	1.0
686,000		BP Capital Markets PLC, 2.315%, 02/13/20	685,966	0.5
605,000		BP Capital Markets PLC, 3.119%, 05/04/26	590,730	0.4
693,000		Buckeye Partners L.P., 3.950%, 12/01/26	676,442	0.5
393,000		Chevron Corp., 2.954%, 05/16/26	386,481	0.3
882,000		Chevron Corp., 3.326%, 11/17/25	898,680	0.7
331,000		Columbia Pipeline Group, Inc., 5.800%, 06/01/45	381,344	0.3
565,000		Enbridge, Inc., 6.000%, 01/15/77	565,000	0.4
880,000		EnLink Midstream Partners L.P., 4.850%, 07/15/26	888,129	0.7
1,030,000		Exxon Mobil Corp., 4.114%, 03/01/46	1,055,464	0.8
601,000		Hess Corp., 4.300%, 04/01/27	598,580	0.4
423,000		Hess Corp., 5.600%, 02/15/41	431,183	0.3
416,000		Kinder Morgan Energy Partners L.P., 4.300%, 05/01/24	425,826	0.3
655,000		Kinder Morgan, Inc./DE, 5.550%, 06/01/45	690,166	0.5
972,000		MPLX L.P., 4.000%, 02/15/25	945,224	0.7
272,000		MPLX L.P., 4.875%, 06/01/25	279,782	0.2
619,000		Phillips 66 Partners L.P., 3.605%, 02/15/25	606,515	0.5
841,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.500%, 12/15/26	853,598	0.6
459,000		Shell International Finance BV, 1.625%, 11/10/18	459,879	0.3
640,000		Shell International Finance BV, 3.250%, 05/11/25	639,323	0.5

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
543,000		Shell International Finance BV, 4.000%, 05/10/46	$519,475	0.4
710,000		Spectra Energy Partners L.P., 3.375%, 10/15/26	679,472	0.5
541,000		Statoil ASA, 2.450%, 01/17/23	527,991	0.4
406,000		Sunoco Logistics Partners Operations L.P., 3.450%, 01/15/23	396,755	0.3
272,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	274,213	0.2
779,000		Williams Partners L.P., 3.600%, 03/15/22	783,251	0.6
			17,597,362	13.0

		Financial: 32.7%
440,000		American International Group, Inc., 4.700%, 07/10/35	456,726	0.3
555,000		Arch Capital Finance LLC, 4.011%, 12/15/26	562,840	0.4
380,000		Arch Capital Finance LLC, 5.031%, 12/15/46	398,547	0.3
870,000	#,L	Australia & New Zealand Banking Group Ltd/United Kingdom, 6.750%, 12/29/49	920,075	0.7
1,030,000		Bank of America Corp., 3.248%, 10/21/27	983,936	0.7
393,000		Bank of America Corp., 3.500%, 04/19/26	387,968	0.3
518,000		Bank of America Corp., 3.875%, 08/01/25	526,976	0.4
700,000		Bank of America Corp., 4.183%, 11/25/27	700,895	0.5
396,000		Bank of America Corp., 4.250%, 10/22/26	401,009	0.3
379,000		Bank of America Corp., 6.100%, 12/29/49	381,558	0.3
300,000		Bank of America Corp., 6.300%, 12/29/49	314,250	0.2
810,000		Bank of New York Mellon Corp., 4.625%, 12/29/49	745,054	0.5
781,000		Barclays PLC, 5.200%, 05/12/26	797,167	0.6
1,000,000	#,L	BNP Paribas SA, 7.625%, 12/29/49	1,057,600	0.8
573,000		Boston Properties L.P., 2.750%, 10/01/26	524,206	0.4
679,000		Capital One Financial Corp., 3.750%, 07/28/26	658,571	0.5
800,000		CBL & Associates L.P., 5.950%, 12/15/26	806,174	0.6
1,300,000		Charles Schwab Corp., 4.625%, 12/29/49	1,228,032	0.9
611,000		Chubb INA Holdings, Inc., 3.350%, 05/03/26	618,731	0.5
400,000		Citigroup, Inc., 2.650%, 10/26/20	400,334	0.3
660,000		Citigroup, Inc., 3.200%, 10/21/26	631,460	0.5
903,000		Citigroup, Inc., 4.125%, 07/25/28	892,551	0.7
687,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.375%, 08/04/25	705,289	0.5
810,000		Cooperatieve Rabobank UA, 3.750%, 07/21/26	794,425	0.6
762,000		Credit Suisse Group Funding Guernsey Ltd., 4.875%, 05/15/45	783,697	0.6
655,000		EPR Properties, 4.750%, 12/15/26	648,942	0.5
467,000		First Horizon National Corp., 3.500%, 12/15/20	471,314	0.3
239,000		GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/20	238,583	0.2
577,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/35	604,844	0.4
612,000		Goldman Sachs Group, Inc., 3.500%, 11/16/26	600,691	0.4
513,000		Goldman Sachs Group, Inc., 4.750%, 10/21/45	541,963	0.4
259,000		Goldman Sachs Group, Inc., 5.150%, 05/22/45	272,901	0.2
434,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	536,740	0.4
408,000		HCP, Inc., 4.000%, 12/01/22	420,078	0.3
199,000		HCP, Inc., 4.250%, 11/15/23	204,430	0.2
328,000		HCP, Inc., 4.000%, 06/01/25	326,206	0.2
660,000		HSBC Holdings PLC, 4.375%, 11/23/26	665,257	0.5
1,107,000	L	HSBC Holdings PLC, 6.875%, 12/29/49	1,170,652	0.9
1,180,000		JPMorgan Chase & Co., 3.625%, 12/01/27	1,145,505	0.8
674,000		JPMorgan Chase & Co., 3.900%, 07/15/25	692,901	0.5
357,000		JPMorgan Chase & Co., 4.125%, 12/15/26	364,573	0.3
623,000		JPMorgan Chase & Co., 4.250%, 10/01/27	640,458	0.5
292,000		JPMorgan Chase & Co., 6.125%, 12/29/49	293,825	0.2
592,000		KeyCorp, 5.000%, 12/29/49	547,600	0.4
750,000		Lincoln National Corp., 3.625%, 12/12/26	748,671	0.6
900,000		M&T Bank Corp., 5.125%, 12/29/49	871,875	0.6
435,000	#	Mitsubishi UFJ Trust & Banking Corp., 2.650%, 10/19/20	433,359	0.3
770,000	#	Mizuho Financial Group, Inc., 2.632%, 04/12/21	761,749	0.6
820,000		Morgan Stanley, 3.125%, 07/27/26	783,839	0.6

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
585,000		Morgan Stanley, 3.875%, 01/27/26	$591,214	0.4
512,000		Morgan Stanley, 3.950%, 04/23/27	507,120	0.4
368,000		Morgan Stanley, 4.350%, 09/08/26	375,705	0.3
1,500,000	#	Nationwide Building Society, 4.000%, 09/14/26	1,429,900	1.1
895,000		Old Republic International Corp., 3.875%, 08/26/26	851,791	0.6
344,000		Santander UK Group Holdings PLC, 2.875%, 10/16/20	341,589	0.3
970,000	#	Santander UK PLC, 5.000%, 11/07/23	990,102	0.7
661,000		Select Income REIT, 4.150%, 02/01/22	654,666	0.5
500,000		Senior Housing Properties Trust, 3.250%, 05/01/19	501,588	0.4
500,000	#,L	Societe Generale SA, 4.250%, 08/19/26	483,190	0.4
670,000		SunTrust Banks, Inc., 2.900%, 03/03/21	679,557	0.5
870,000		Svenska Handelsbanken AB, 2.450%, 03/30/21	863,893	0.6
1,300,000		Toronto-Dominion Bank, 3.625%, 09/15/31	1,279,451	0.9
644,000	#	UBS Group Funding Jersey Ltd., 4.125%, 04/15/26	658,975	0.5
915,000		Wells Fargo & Co., 3.000%, 10/23/26	871,052	0.6
381,000		Wells Fargo & Co., 4.100%, 06/03/26	385,927	0.3
800,000		Wells Fargo & Co., 4.750%, 12/07/46	809,416	0.6
670,000		Westpac Banking Corp., 4.322%, 11/23/31	670,434	0.5
603,000		XLIT Ltd., 4.450%, 03/31/25	598,191	0.4
			44,208,788	32.7

		Industrial: 2.5%
380,000		Avnet, Inc., 3.750%, 12/01/21	382,408	0.3
370,000		General Electric Co., 5.000%, 12/29/49	384,412	0.3
800,000	#	LafargeHolcim Finance US LLC, 3.500%, 09/22/26	777,976	0.5
506,000		Roper Technologies, Inc., 3.000%, 12/15/20	512,648	0.4
790,000		Roper Technologies, Inc., 3.800%, 12/15/26	796,521	0.6
640,000		United Parcel Service, Inc., 3.400%, 11/15/46	590,238	0.4
			3,444,203	2.5

		Technology: 6.2%
670,000		Analog Devices, Inc., 3.500%, 12/05/26	662,694	0.5
853,000		Analog Devices, Inc., 3.900%, 12/15/25	875,076	0.6
485,000		Apple, Inc., 3.200%, 05/13/25	486,897	0.4
528,000		Apple, Inc., 3.250%, 02/23/26	528,145	0.4
476,000		Applied Materials, Inc., 5.100%, 10/01/35	529,488	0.4
753,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.020%, 06/15/26	816,112	0.6
550,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 8.350%, 07/15/46	678,265	0.5
254,000		Fidelity National Information Services, Inc., 3.625%, 10/15/20	262,991	0.2
940,000		Hewlett Packard Enterprise Co., 4.400%, 10/15/22	979,059	0.7
803,000		Intel Corp., 4.900%, 07/29/45	898,672	0.7
1,119,000		Microsoft Corp., 3.450%, 08/08/36	1,063,840	0.8
565,000		Oracle Corp., 2.650%, 07/15/26	536,158	0.4
			8,317,397	6.2

		Utilities: 5.9%
847,000		Black Hills Corp., 2.500%, 01/11/19	850,496	0.6
640,000		Consolidated Edison Co. of New York, Inc., 4.300%, 12/01/56	639,434	0.5
1,425,000		Duke Energy Corp., 2.650%, 09/01/26	1,330,745	1.0
810,000		Entergy Louisiana LLC, 2.400%, 10/01/26	755,625	0.5
395,000		Entergy Louisiana LLC, 4.950%, 01/15/45	405,372	0.3
372,000	#	Jersey Central Power & Light Co., 4.300%, 01/15/26	385,303	0.3
646,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	657,041	0.5
560,000		Oglethorpe Power Corp., 4.250%, 04/01/46	536,467	0.4
616,000		Pacific Gas & Electric Co., 3.500%, 06/15/25	633,271	0.5
621,000		Potomac Electric Power Co., 4.150%, 03/15/43	632,852	0.5
603,000		Sierra Pacific Power Co., 2.600%, 05/01/26	576,776	0.4

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
529,000	Virginia Electric & Power Co., 4.000%, 11/15/46	$528,550	0.4
		7,931,932	5.9

	Total Corporate Bonds/Notes (Cost $126,383,173)	127,096,805	94.0

U.S. TREASURY OBLIGATIONS: 2.6%
	U.S. Treasury Bonds: 2.1%
1,521,000	2.000%, due 11/15/26	1,461,266	1.1
1,619,000	2.250%, due 08/15/46	1,357,873	1.0
		2,819,139	2.1

	U.S. Treasury Notes: 0.5%
493,000	1.750%, due 11/30/21	488,899	0.4
105,000	2.125%, due 11/30/23	104,189	0.1
		593,088	0.5

	Total U.S. Treasury Obligations (Cost $3,381,023)	3,412,227	2.6

	Total Long-Term Investments (Cost $129,764,196)	130,509,032	96.6

SHORT-TERM INVESTMENTS: 3.4%
	Securities Lending Collateralcc: 3.4%
1,104,535	Citigroup, Inc., Repurchase Agreement dated 12/30/16, 0.53%, due 01/03/17 (Repurchase Amount $1,104,599, collateralized by various U.S. Government Agency Obligations, 2.000%-8.500%, Market Value plus accrued interest $1,126,625, due 12/01/17-01/01/47)	1,104,535	0.8
232,463	JPMorgan Chase & Co., Repurchase Agreement dated 12/30/16, 0.50%, due 01/03/17 (Repurchase Amount $232,476, collateralized by various U.S. Government Securities, 0.000%-1.375%, Market Value plus accrued interest $237,114, due 04/13/17-08/31/21)	232,463	0.2
1,104,535	Merrill Lynch & Co., Inc., Repurchase Agreement dated 12/30/16, 0.50%, due 01/03/17 (Repurchase Amount $1,104,596, collateralized by various U.S. Government Agency Obligations, 1.742%-6.000%, Market Value plus accrued interest $1,126,626, due 08/01/22-01/15/49)	1,104,535	0.8
1,104,535	Mizuho Securities USA Inc., Repurchase Agreement dated 12/30/16, 0.48%, due 01/03/17 (Repurchase Amount $1,104,593, collateralized by various U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $1,126,626, due 07/01/24-09/20/46)	1,104,535	0.8
1,104,535	RBC Dominion Securities Inc., Repurchase Agreement dated 12/30/16, 0.52%, due 01/03/17 (Repurchase Amount $1,104,598, collateralized by various U.S. Government Agency Obligations, 0.875%-7.000%, Market Value plus accrued interest $1,126,626, due 02/13/17-01/01/47)	1,104,535	0.8
		4,650,603	3.4

	Total Short-Term Investments (Cost $4,650,603)	4,650,603	3.4

	Total Investments in Securities (Cost $134,414,799)	$135,159,635	100.0
	Assets in Excess of Other Liabilities	42,472	0.0
	Net Assets	$135,202,107	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at December 31, 2016.

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Cost for federal income tax purposes is $129,819,018.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,663,773
Gross Unrealized Depreciation	(1,973,759)

Net Unrealized Appreciation	$690,014

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2016
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$127,096,805	$–	$127,096,805
Short-Term Investments	–	4,650,603	–	4,650,603
U.S. Treasury Obligations	–	3,412,227	–	3,412,227
Total Investments, at fair value	$–	$135,159,635	$–	$135,159,635
Other Financial Instruments+
Futures	230,917	–	–	230,917
Total Assets	$230,917	$135,159,635	$–	$135,390,552
Liabilities Table
Other Financial Instruments+
Futures	$(98,483)	$–	$–	$(98,483)
Total Liabilities	$(98,483)	$–	$–	$(98,483)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2016, the following futures contracts were outstanding for Voya Investment Grade Credit Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	143	03/31/17	$30,986,313	$(27,016)
U.S. Treasury 5-Year Note	119	03/31/17	14,002,023	(47,517)
U.S. Treasury Ultra Long Bond	13	03/22/17	2,083,250	(23,950)
			$47,071,586	$(98,483)
Short Contracts
U.S. Treasury 10-Year Note	(234)	03/22/17	(29,081,812)	143,952
U.S. Treasury Long Bond	(46)	03/22/17	(6,930,188)	64,308
U.S. Treasury Ultra 10-Year Note	(52)	03/22/17	(6,971,250)	22,657
			$(42,983,250)	$230,917

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Investment Grade Credit Fund as of December 31, 2016 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$230,917
Total Asset Derivatives		$230,917

Liability Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$98,483
Total Liability Derivatives		$98,483

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of December 31, 2016 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 36.2%
		United States: 36.2%
1,332,131		Alternative Loan Trust 2004-32CB, 1.156%, 02/25/35	$1,166,717	0.4
906,008		Alternative Loan Trust 2004-J7 MI, 1.604%, 10/25/34	781,812	0.3
5,186,474		Alternative Loan Trust 2005-10CB 1A1, 1.256%, 05/25/35	4,149,867	1.6
836,513		Alternative Loan Trust 2005-31 1A1, 1.036%, 08/25/35	654,399	0.3
600,319		Alternative Loan Trust 2005-65CB 1A3, 5.500%, 01/25/36	549,467	0.2
1,051,525		Alternative Loan Trust 2005-J2 1A12, 1.156%, 04/25/35	849,239	0.3
657,777		Alternative Loan Trust 2006-19CB A12, 1.156%, 08/25/36	404,035	0.2
1,206,325		Alternative Loan Trust 2006-20CB A9, 6.000%, 07/25/36	883,946	0.3
912,122		Alternative Loan Trust 2007-18CB, 1.226%, 08/25/37	524,965	0.2
2,419,631		Alternative Loan Trust 2007-OA4, 0.926%, 05/25/47	2,113,364	0.8
687,590		Bear Stearns ALT-A Trust 2005-10 21A1, 3.124%, 01/25/36	654,887	0.3
337,060		Bear Stearns ALT-A Trust 2005-4 23A1, 2.993%, 05/25/35	326,040	0.1
972,745		Bear Stearns ALT-A Trust 2005-7 21A1, 3.269%, 09/25/35	881,373	0.3
3,147,463		Bear Stearns ALT-A Trust 2005-9 26A1, 3.478%, 11/25/35	2,523,532	1.0
750,000	#	Bellemeade Re Ltd. 2015-1A M2, 5.056%, 07/25/25	755,181	0.3
427,172		Chase Mortgage Finance Trust Series 2006-A1 2A3, 3.085%, 09/25/36	386,570	0.1
357,347		Chase Mortgage Finance Trust Series 2007-A1 1A2, 3.167%, 02/25/37	330,522	0.1
875,303		CHL Mortgage Pass-Through Trust 2004-22 A3, 3.105%, 11/25/34	866,639	0.3
1,261,807		CHL Mortgage Pass-Through Trust 2006-1 A2, 6.000%, 03/25/36	1,079,267	0.4
1,016,849		CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/37	916,566	0.3
934,698		Citigroup Mortgage Loan Trust 2006-AR2 1A1, 3.159%, 03/25/36	829,602	0.3
491,431		Citigroup Mortgage Loan Trust 2007-10 22AA, 3.395%, 09/25/37	421,055	0.2
1,313,217	#	Citigroup Mortgage Loan Trust 2013-7 2A2, 2.808%, 08/25/36	1,070,265	0.4
783,138		Citigroup Mortgage Loan Trust, Inc. 2005-3 2A2, 3.042%, 08/25/35	720,576	0.3
2,246,591		Citigroup Mortgage Loan Trust, Inc. 2005-9 22A2, 6.000%, 11/25/35	2,227,968	0.8
415,175		CitiMortgage Alternative Loan Trust Series 2007-A6 1A10, 6.000%, 06/25/37	362,573	0.1
636,479	#	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1 A1, 4.039%, 06/27/37	643,913	0.2
5,385,908		DSLA Mortgage Loan Trust 2005-AR4 2A1B, 1.016%, 08/19/45	4,434,476	1.7
1,100,000		Fannie Mae Connecticut Avenue Securities 16-C06 1M2, 5.006%, 04/25/29	1,137,515	0.4
500,000		Fannie Mae Connecticut Avenue Securities 2015-C03 1M2, 5.756%, 07/25/25	539,551	0.2
3,000,000		Fannie Mae Connecticut Avenue Securities 2016-C04 1M2, 5.006%, 01/25/29	3,114,469	1.2
3,000,000		Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 5.206%, 01/25/29	3,123,115	1.2
2,300,000		Fannie Mae Connecticut Avenue Securities 2016-C07 2M2, 5.106%, 04/25/29	2,368,576	0.9
1,234,849		First Horizon Mortgage Pass-Through Trust 2006-AR4 1A2, 2.900%, 01/25/37	1,085,062	0.4
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN2 M3, 4.356%, 04/25/24	518,567	0.2
1,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN4 M3, 5.306%, 10/25/24	1,071,006	0.4

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
1,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ3 M3, 5.506%, 10/25/24	$1,086,453	0.4
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 5.456%, 04/25/28	541,409	0.2
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQA2 M3, 5.556%, 05/25/28	539,006	0.2
750,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3, 6.306%, 07/25/28	839,222	0.3
3,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA2 M3, 5.406%, 10/25/28	3,201,934	1.2
3,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA3 M3, 5.756%, 12/25/28	3,246,031	1.2
336,203		GSR Mortgage Loan Trust 2005-AR5 2A3, 3.207%, 10/25/35	295,847	0.1
923,290		GSR Mortgage Loan Trust 2006-AR1 2A1, 3.289%, 01/25/36	864,908	0.3
1,314,172		HarborView Mortgage Loan Trust 2006-14, 0.886%, 01/25/47	1,086,464	0.4
5,993,975		IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 0.966%, 02/25/46	4,764,117	1.8
778,580	#	Jefferies Resecuritization Trust 2009-R6 1A2, 3.025%, 03/26/36	759,740	0.3
1,219,569		JP Morgan Mortgage Trust 2006-S2 1A18, 6.000%, 07/25/36	1,079,743	0.4
378,048		JP Morgan Mortgage Trust 2007-A3 1A1, 3.056%, 05/25/37	334,627	0.1
1,642,660		JP Morgan Mortgage Trust 2007-S1 2A22, 5.750%, 03/25/37	1,343,319	0.5
705,869		Lehman XS Trust Series 2005-5N, 1.567%, 11/25/35	670,893	0.3
438,882		Merrill Lynch Mortgage Investors Trust Series 2005-A6 2A3, 1.136%, 08/25/35	424,599	0.2
296,421		Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2 A3, 2.688%, 02/25/35	291,904	0.1
415,308		Morgan Stanley Mortgage Loan Trust 2005-10 4A1, 5.500%, 12/25/35	372,292	0.1
900,000		Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 1.956%, 09/25/35	758,184	0.3
430,968		Structured Adjustable Rate Mortgage Loan Trust 2005-4 3A1, 3.060%, 03/25/35	420,708	0.2
5,838,175		TBW Mortgage-Backed Trust 2006-6 A5B, 6.040%, 01/25/37	3,125,294	1.2
6,971,505		TBW Mortgage-Backed Trust 2007-2 A1A, 5.965%, 07/25/37	4,730,290	1.8
658,035		Wachovia Mortgage Loan Trust LLC Series 2005-B Trust 2A1, 3.212%, 10/20/35	598,630	0.2
853,684		Wachovia Mortgage Loan Trust LLC Series 2005-B Trust 2A2, 3.212%, 10/20/35	776,617	0.3
3,060,341		WaMu Mortgage Pass-Through Certificates Series 2005-AR10 Trust, 2.748%, 09/25/35	2,979,512	1.1
826,831		WaMu Mortgage Pass-Through Certificates Series 2005-AR16 1A1, 2.850%, 12/25/35	778,870	0.3
1,240,665		WaMu Mortgage Pass-Through Certificates Series 2006-AR10 1A1, 2.837%, 09/25/36	1,150,794	0.4
737,399		WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A3, 2.617%, 11/25/36	659,334	0.3
1,048,093		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 Trust 2A3, 2.750%, 12/25/36	899,094	0.3
570,631		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 Trust 3A1, 2.648%, 12/25/36	525,605	0.2
1,850,332		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 Trust, 2.658%, 12/25/36	1,612,009	0.6
1,246,811		WaMu Mortgage Pass-Through Certificates Series 2006-AR6 2A3, 2.851%, 08/25/36	1,118,711	0.4
786,256		WaMu Mortgage Pass-Through Certificates Series 2007-HY1 2A3, 2.598%, 02/25/37	711,239	0.3

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
1,180,609		WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust 3A2, 4.211%, 02/25/37	$1,116,312	0.4
790,763		WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 2.676%, 12/25/36	730,223	0.3
887,201		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A9, 6.000%, 11/25/35	843,207	0.3
696,172		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-7 1A4, 5.500%, 09/25/35	648,965	0.2
1,199,781		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/35	1,121,175	0.4
1,155,734		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OC1 A3, 0.986%, 01/25/47	937,100	0.4
497,344		Wells Fargo Alternative Loan 2007-PA3 Trust 3A1, 6.250%, 07/25/37	453,465	0.2
426,380		Wells Fargo Mortgage Backed Securities 2006-AR4 Trust 2A4, 3.200%, 04/25/36	391,395	0.2
555,923		Wells Fargo Mortgage Backed Securities 2006-AR7 Trust 2A4, 3.089%, 05/25/36	530,494	0.2
2,437,462		Wells Fargo Mortgage Backed Securities 2007-AR7 Trust A1, 3.148%, 12/28/37	2,255,827	0.9
102,482	#	Wells Fargo Mortgage Backed Securities Trust 2008-1R A1, 3.058%, 06/26/35	101,938	0.0

	Total Collateralized Mortgage Obligations
	(Cost $95,759,665)		96,184,177	36.2

ASSET-BACKED SECURITIES: 26.6%
		Cayman Islands: 6.4%
2,000,000	#	Apidos CLO XIV 2013-14A D, 4.380%, 04/15/25	1,976,974	0.7
500,000	#	BlueMountain CLO III Ltd. 2007-3A C, 1.683%, 03/17/21	497,844	0.2
3,050,000	#	Carlyle Global Market Strategies CLO 2013-2 Ltd., 4.632%, 04/18/25	3,049,948	1.1
577,782	#	CIFC Funding 2006-2A B2L, 4.931%, 03/01/21	577,762	0.2
500,000	#	Cornerstone CLO Ltd. 2007-1A C, 3.280%, 07/15/21	499,996	0.2
1,000,000	#	Dryden XXV Senior Loan Fund 2012-25A D, 4.880%, 01/15/25	999,982	0.4
500,000	#	Emerson Park CLO Ltd. 2013-1A D, 4.630%, 07/15/25	489,742	0.2
750,000	#	GoldenTree Loan Opportunities IV Ltd. 2007-4A D, 5.159%, 08/18/22	750,701	0.3
213,621	#	Madison Park Funding IV Ltd. 2007-4A E, 4.596%, 03/22/21	213,378	0.1
500,000	#	Madison Park Funding Ltd. 2007-6A D, 4.134%, 07/26/21	500,137	0.2
1,000,000	#	Madison Park Funding XIV Ltd. 2014-14A D, 4.481%, 07/20/26	987,960	0.4
1,150,000	#	Octagon Investment Partners XIV Ltd. 2012-1A C, 4.880%, 01/15/24	1,150,301	0.4
1,000,000	#	OHA Loan Funding Ltd. 2013-1A D, 4.482%, 07/23/25	994,652	0.4
250,000	#	Telos CLO 2007-2A D, 3.080%, 04/15/22	245,463	0.1
4,090,000	#	Venture XIII CLO Ltd. 2013-13A D, 4.503%, 06/10/25	3,998,314	1.5
			16,933,154	6.4

		United States: 20.2%
1,000,000	#	American Homes 4 Rent 2015-SFR1 E, 5.639%, 04/17/52	1,008,327	0.4
1,110,932	#,^	American Homes 4 Rent 2015-SFR1 XS, 04/17/52	–	–
1,750,000	#	American Homes 4 Rent 2015-SFR2 C, 4.691%, 10/17/45	1,811,263	0.7
2,470,305	#,^	American Homes 4 Rent 2015-SFR2 XS, 10/17/45	–	–
444,138		Bear Stearns Asset Backed Securities Trust 2006-SD4 1A1, 3.312%, 10/25/36	427,820	0.2
862,586		CBASS Mortgage Loan Trust 2007-CB2 A2C, 4.398%, 02/25/37	631,732	0.2
897,832	#	Commonbond Student Loan Trust 2016-A B, 4.000%, 05/25/40	841,344	0.3
2,748,000	#	Commonbond Student Loan Trust 2016-B, 4.000%, 10/25/40	2,710,138	1.0

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		United States: (continued)
1,920,000	#	Earnest Student Loan Program 2016-B B, 4.810%, 09/25/36	$1,921,275	0.7
1,000,000	#	Earnest Student Loan Program 2016-C B, 4.460%, 01/26/37	981,503	0.4
2,000,000	#	Earnest Student Loan Program 2016-D LLC, 3.800%, 01/25/41	1,960,490	0.7
2,000,000	#	Earnest Student Loan Program 2016-D LLC, 4.390%, 01/25/41	1,838,593	0.7
1,225,000		First NLC Trust 2005-2 M2, 1.276%, 09/25/35	1,067,408	0.4
4,680,956		GSAA Home Equity Trust 2006-14, 1.006%, 09/25/36	2,577,757	1.0
1,836,981	#	HERO Funding Trust 2016-2A A, 3.750%, 09/20/41	1,865,693	0.7
3,862,291	#	HERO Funding Trust 2016-3, 3.080%, 09/20/42	3,806,751	1.4
1,000,000	#	Invitation Homes Trust 2014-SFR2 E, 3.830%, 06/17/32	998,983	0.4
632,766		JP Morgan Mortgage Acquisition Trust 2006-CH2 AV4, 0.896%, 10/25/36	604,977	0.2
593,021		JP Morgan Mortgage Acquisition Trust 2007-CH5 A4, 0.916%, 06/25/36	563,974	0.2
1,000,000		Madison Park Funding Ltd. 2007-6X E, 6.134%, 07/26/21	1,000,398	0.4
203,296	#	Marketplace Loan Trust Series 2015-AV1 A, 4.000%, 09/15/21	204,210	0.1
1,080,000	#	Oscar US Funding Trust II 2015-1A A4, 2.440%, 06/15/22	1,065,796	0.4
600,000		Popular ABS Mortgage Pass-Through Trust 2005-D A5, 4.186%, 01/25/36	596,869	0.2
3,800,000	#	Progress Residential 2015-SFR3 C, 4.327%, 11/12/32	3,873,182	1.5
548,937		RAMP Series Trust 2004-RS5 AI5, 5.750%, 05/25/34	541,610	0.2
1,200,000		Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/35	1,153,463	0.4
5,000,000		Santander Drive Auto Receivables Trust 2015-5 D, 3.650%, 12/15/21	5,128,062	1.9
836,515	#	SoFi Consumer Loan Program 2016-1A A, 3.260%, 08/25/25	838,974	0.3
1,000,000	#	SoFi Consumer Loan Program 2016-2A B, 4.770%, 10/27/25	996,766	0.4
4,000,000	#	Sofi Consumer Loan Program 2016-3 LLC, 4.490%, 12/26/25	3,941,917	1.5
1,863,293	#	SoFi Professional Loan Program 2015-B B, 3.520%, 03/25/36	1,868,819	0.7
905,433	#	SoFi Professional Loan Program 2015-D B, 3.590%, 10/26/37	907,008	0.3
1,600,000	#	SoFi Professional Loan Program 2016-B B, 3.800%, 04/25/37	1,577,572	0.6
3,265,000	#	Sofi Professional Loan Program 2016-E LLC, 4.430%, 10/25/41	3,215,230	1.2
561,000	#	Springleaf Funding Trust 2015-A A, 3.160%, 11/15/24	565,679	0.2
771,150		Structured Asset Securities Corp. Mortgage Loan Trust 2006-BC5 A4, 0.926%, 12/25/36	711,324	0.3
			53,804,907	20.2

	Total Asset-Backed Securities
	(Cost $71,196,210)		70,738,061	26.6

COMMERCIAL MORTGAGE-BACKED SECURITIES: 26.9%
		United States: 26.9%
750,000		Banc of America Commercial Mortgage Trust 2007-3 B, 5.602%, 06/10/49	752,571	0.3
2,000,000		Banc of America Commercial Mortgage Trust 2007-3 C, 5.602%, 06/10/49	1,985,897	0.7
1,000,000		Banc of America Commercial Mortgage Trust 2007-4 AJ, 5.814%, 02/10/51	1,008,541	0.4
813,000	#	Banc of America Commercial Mortgage Trust 2007-4 B, 5.814%, 02/10/51	810,896	0.3
51,500,000	#,^	BBCCRE Trust 2015-GTP XB, 0.215%, 08/10/33	855,765	0.3
2,000,000	#	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18 G, 5.801%, 02/13/42	1,990,774	0.7
2,257,000	#	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 E, 5.714%, 04/12/38	2,120,305	0.8

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		United States: (continued)
2,000,000		Bear Stearns Commercial Mortgage Securities Trust 2007-PWR17 AJ, 5.887%, 06/11/50	$2,015,191	0.8
12,134,563	^	Citigroup Commercial Mortgage Trust 2016-C3, 1.223%, 11/15/49	953,748	0.4
786,115		Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 AM, 5.648%, 10/15/48	790,823	0.3
12,494,617	^	COMM 2012-CR5 XA, 1.742%, 12/10/45	834,189	0.3
5,000,000		COMM 2015-PC1 C, 4.591%, 07/10/50	4,307,249	1.6
500,000		Commercial Mortgage Trust 2007-GG11 AJ, 6.032%, 12/10/49	500,004	0.2
2,069,000		Credit Suisse Commercial Mortgage Trust Series 2007-C3 AM, 5.687%, 06/15/39	2,088,715	0.8
1,170,000		Credit Suisse Commercial Mortgage Trust Series 2007-C4 A1AJ, 5.935%, 09/15/39	1,173,195	0.4
2,000,000		Credit Suisse First Boston Mortgage Securities Corp. 2005-C5 F, 5.100%, 08/15/38	2,000,962	0.8
660,000	#	DBJPM 16-C3 Mortgage Trust, 3.495%, 09/10/49	504,085	0.2
1,020,072	#,^	DBUBS 2011-LC1A XA, 0.748%, 11/10/46	22,456	0.0
2,000,000	#	EQTY 2014-INNS Mortgage Trust, 4.216%, 05/08/31	1,961,732	0.7
31,400,000	^	Freddie Mac Multifamily Structured Pass Through Certificates K717 X3, 1.625%, 11/25/42	2,097,966	0.8
19,789,267	^	Freddie Mac Multifamily Structured Pass Through Certificates, 1.085%, 08/25/26	1,480,514	0.6
3,307,000	^	Freddie Mac Multifamily Structured Pass Through CertificatesK015 X3, 2.801%, 08/25/39	373,239	0.1
160,388,405	#,^	FREMF 2012-K23 Mortgage Trust, 0.125%, 10/25/45	928,713	0.3
55,221,030	#,^	FREMF Mortgage Trust 2013.K29 X2B, 0.125%, 05/25/46	339,134	0.1
183,399	#	GE Capital Commercial Mortgage Series 2005-C2 H, 5.463%, 05/10/43	182,780	0.1
1,000,000	#	GS Mortgage Securities Trust 2010-C2 E, 4.548%, 12/10/43	930,731	0.4
1,100,000	#	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/43	895,113	0.3
3,569,729	#,^	GS Mortgage Securities Trust 2011-GC5 XA, 1.369%, 08/10/44	174,554	0.1
25,225,152	^	GS Mortgage Securities Trust 2013-GCJ14 XA, 0.783%, 08/10/46	867,137	0.3
243,915,485	^	GSCCRE Commercial Mortgage Trust 2015-HULA XCP, 0.361%, 08/15/32	100,005	0.0
1,000,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-CB8 J, 4.733%, 01/12/39	962,925	0.4
2,000,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. 2016-WPT D, 4.454%, 10/15/33	2,018,247	0.8
2,000,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CBX C, 5.066%, 01/12/37	2,063,472	0.8
2,000,000		JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9, 5.337%, 05/15/47	1,975,303	0.7
3,000,000		JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP11 AM, 5.753%, 06/15/49	3,031,796	1.1
1,793,173	#	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 TAC1, 7.990%, 07/15/46	1,801,745	0.7
2,000,000		LB-UBS Commercial Mortgage Trust 2005-C3 F, 5.013%, 07/15/40	1,914,910	0.7
1,000,000		LB-UBS Commercial Mortgage Trust 2007-C6 AJ, 6.170%, 07/15/40	1,008,179	0.4
1,000,000	#	Merrill Lynch Mortgage Trust 2005-MKB2 E, 6.120%, 09/12/42	1,055,435	0.4
766,500	#	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 E, 4.682%, 08/15/45	741,301	0.3
2,250,000	#	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17, 4.698%, 08/15/47	1,808,555	0.7

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		United States: (continued)
387,057		Morgan Stanley Capital I Trust 2005-T17 B, 4.880%, 12/13/41	$383,590	0.1
170,000		Morgan Stanley Capital I Trust 2005-T19 D, 5.289%, 06/12/47	174,877	0.1
2,000,000	#	Morgan Stanley Capital I Trust 2005-T19 G, 5.596%, 06/12/47	1,982,292	0.7
5,000,000		Morgan Stanley Capital I Trust 2006-IQ11, 6.235%, 10/15/42	4,893,912	1.8
1,100,000		Morgan Stanley Capital I Trust 2007-HQ12 C, 5.775%, 04/12/49	1,092,150	0.4
1,500,000	#	Morgan Stanley Capital I Trust 2008-T29 D, 6.275%, 01/11/43	1,490,041	0.6
620,000	#	Morgan Stanley Capital I Trust 2011-C1 C, 5.432%, 09/15/47	677,355	0.3
300,000	#	Morgan Stanley Capital I Trust 2011-C1 E, 5.432%, 09/15/47	320,390	0.1
2,000,000	#	Morgan Stanley Reremic Trust 2012-XA B, 0.250%, 07/27/49	1,844,982	0.7
1,773,900		Wachovia Bank Commercial Mortgage Trust Series 2006-C28 AJ, 5.632%, 10/15/48	1,771,684	0.7
1,000,000		Wachovia Bank Commercial Mortgage Trust Series 2007-C33 AJ, 5.969%, 02/15/51	1,003,188	0.4
2,000,000	#	Wells Fargo Commercial Mortgage Trust 2016-C34, 5.030%, 06/15/49	1,610,014	0.6
9,851,491	^	Wells Fargo Commercial Mortgage Trust 2016-NXS5 XA, 1.569%, 01/15/59	902,606	0.3

	Total Commercial Mortgage-Backed Securities
	(Cost $72,166,394)		71,575,933	26.9

	Total Long-Term Investments
	(Cost $239,122,269)		238,498,171	89.7

SHORT-TERM INVESTMENTS: 9.1%
		U.S. Government Agency Obligations: 3.5%
1,000,000	Z	Federal Home Loan Bank Notes, 0.310%, 01/17/17	999,856	0.4
3,500,000	Z	Federal Home Loan Bank Notes, 0.340%, 01/27/17	3,499,135	1.3
1,000,000	Z	Federal Home Loan Bank Notes, 0.460%, 02/10/17	999,483	0.4
1,700,000	Z	Federal Home Loan Bank Notes, 0.460%, 02/03/17	1,699,283	0.6
2,000,000	Z	Federal Home Loan Bank Notes, 0.470%, 02/22/17	1,998,638	0.8
			9,196,395	3.5

		U.S. Treasury Bills: 1.9%
5,000,000	Z	United States Treasury Bill, 0.480%, 03/23/17
		(Cost $4,994,195)	4,994,585	1.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.7%
9,945,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.420%††
	(Cost $9,945,000)	9,945,000	3.7

	Total Short-Term Investments
	(Cost $24,135,325)	24,135,980	9.1

	Total Investments in Securities (Cost $263,257,594)	$262,634,151	98.8
	Assets in Excess of Other Liabilities	3,132,742	1.2
	Net Assets	$265,766,893	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of December 31, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

Cost for federal income tax purposes is $263,273,965.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$2,519,140
Gross Unrealized Depreciation	(3,158,954)

Net Unrealized Depreciation	$(639,814)

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

Sector Diversification	Percentage of Net Assets
Collateralized Mortgage Obligations	36.2%
Commercial Mortgage-Backed Securities	26.9
Other Asset-Backed Securities	16.3
Student Loan	6.6
Automobile Asset-Backed Securities	2.3
Home Equity Asset-Backed Securities	1.4
U.S. Treasury Bills	1.9
U.S. Government Agency Obligations	3.5
Short-Term Investments	3.7
Assets in Excess of Other Liabilities	1.2
Net Assets	100.0%

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2016
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$–	$96,184,177	$–	$96,184,177
Short-Term Investments	9,945,000	14,190,980	–	24,135,980
Asset-Backed Securities	–	70,738,061	–	70,738,061
Commercial Mortgage-Backed Securities	–	71,575,933	–	71,575,933
Total Investments, at fair value	$9,945,000	$252,689,151	$–	$262,634,151
Liabilities Table
Other Financial Instruments+
Futures	$(312,065)	$–	$–	$(312,065)
Total Liabilities	$(312,065)	$–	$–	$(312,065)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2016, the following futures contracts were outstanding for Voya Securitized Credit Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	66	03/31/17	$14,301,375	$(13,536)
U.S. Treasury 5-Year Note	30	03/31/17	3,529,922	(14,799)
U.S. Treasury Long Bond	101	03/22/17	15,216,281	(128,350)
U.S. Treasury Ultra 10-Year Note	183	03/22/17	24,533,438	(109,302)
U.S. Treasury Ultra Long Bond	39	03/22/17	6,249,750	(41,461)
			$63,830,766	$(307,448)
Short Contracts
U.S. Treasury 10-Year Note	(7)	03/22/17	(869,969)	(4,617)
			$(869,969)	$(4,617)

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2016 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Securitized Credit Fund as of December 31, 2016 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Liability Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$312,065
Total Liability Derivatives		$312,065

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Separate Portfolios Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	February 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	February 24, 2017

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	February 24, 2017